As filed with the Securities and Exchange Commission on June 4, 2008

1933 Act No.: 333-139501

1940 Act No.: 811-21993

SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 1

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 3

/X/ / / /X/ /X/

RevenueShares ETF Trust (formerly The TIGERS Revenue Trust)
(Exact Name of Registrant as Specified in Charter)

One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, Pennsylvania	19103
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:	215-854-8181

Vincent T. Lowry, One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, PA 19103
(Name and Address of Agent for Service)

     With copies to:
Michael D. Mabry, Esq.
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

Approximate Date of Public Offering: As soon as possible after effectiveness.

It is proposed that this filing will become effective:

/ / / / / /	Immediately upon filing pursuant to paragraph (b) on (date) pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a)(1)

/ / /X/ / /	on (date) pursuant to paragraph (a)(1) 75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate: / /	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Subject to Completion Preliminary Prospectus dated June 4, 2008 RevenueShares ETF Trust

	Cusip	NYSE
RevenueShares S&P 500® Consumer Discretionary Sector Fund	[	] [	]
RevenueShares S&P 500® Consumer Staples Sector Fund	[	] [	]
RevenueShares S&P 500® Energy Sector Fund	[	] [	]
RevenueShares S&P 500® Financials Sector Fund	[	] [	]
RevenueShares S&P 500® Health Care Sector Fund	[	] [	]
RevenueShares S&P 500® Industrials Sector Fund	[	] [	]
RevenueShares S&P 500® Information Technology Sector Fund	[	] [	]
RevenueShares S&P 500® Materials Sector Fund	[	] [	]
RevenueShares S&P 500® Utilities Sector Fund	[	] [	]

Prospectus July [  ], 2008

RevenueShares ETF Trust (the “Trust”) is a registered investment company. This Prospectus relates solely to the RevenueShares S&P 500® Consumer Discretionary Sector Fund, RevenueShares S&P 500® Consumer Staples Sector Fund, RevenueShares S&P 500® Energy Sector Fund, RevenueShares S&P 500® Financials Sector Fund, RevenueShares S&P 500® Health Care Sector Fund, RevenueShares S&P 500® Industrials Sector Fund, RevenueShares S&P 500® Information Technology Sector Fund, RevenueShares S&P 500® Materials Sector Fund and RevenueShares S&P 500® Utilities Sector Fund (each, a “Fund,” and together, the “Funds”). Each Fund is an “exchange-traded fund,” the shares (“Shares”) of which are listed on the NYSE Arca, Inc. (“NYSE Arca”), and trade at market prices. The market price for a Fund’s Shares may be different from its net asset value per share (“NAV”). Each Fund has its own CUSIP number and exchange trading symbol.

Each Fund issues and redeems Shares at NAV only in large blocks, typically consisting of 50,000 shares or more (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares of each Fund are not redeemable securities of the Funds.

You should consider a Fund’s investment objectives, risks, charges and expenses carefully before investing. For other information about the Funds, please call 1-877-738-8870 or visit www.revenuesharesetfs.com. Please read the Prospectus carefully before investing.

     THE U.S. SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Not FDIC Insured. May lose value. No bank guarantee.

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Overview

This Prospectus provides the information you need to make an informed decision about investing in the Funds. It contains important facts about the Trust as a whole and each Fund.

Each Fund is an exchange-traded fund (“ETF”). Shares of each Fund are listed on the NYSE Arca and are traded at market prices that may differ from their NAV.

VTL Associates, LLC (“VTL” or “Management”) is the investment adviser to each Fund. Mellon Capital Management Corporation (“MCM”) serves as sub-adviser to each Fund.

Investment Objective

Each Fund’s investment objective is to outperform the total return performance of the Fund’s corresponding benchmark Standard & Poor’s® index (each an “S&P index” or “S&P benchmark index”). For purposes of each Fund’s investment objective, “total return” refers to a combination of capital appreciation and income. Each Fund’s investment objective may be changed without shareholder approval (although a Fund will provide advance notice to shareholders at least 60 days before any such change takes effect). There can be no guarantee that a Fund will achieve its investment objective.

Principal Investment Strategies

Each Fund seeks to achieve its investment objective by attempting to replicate the portfolio of its corresponding RevenueShares Index. Each Fund will concentrate its investments in the industry represented by its benchmark index, meaning that it may invest more than 25% of its total assets in that industry. Each Fund is also non-diversified, meaning it may invest a greater proportion of its total assets in shares of a particular issuer than a diversified fund.

Each RevenueShares Index is constructed using a rules-driven methodology, which re-weights the constituent securities of a benchmark S&P index according to the revenue earned by the companies in that S&P index, subject to certain tax diversification requirements. The resulting RevenueShares Index contains the same securities as the corresponding benchmark index, but in different proportions.

Most traditional securities indexes and index funds determine the proportion, or “weighting,” of each constituent security based on each security’s market capitalization (that is, its stock price multiplied by the number of outstanding shares). This means that the securities of companies with larger market capitalizations will generally be more heavily weighted in the index. By re-weighting traditional capitalization-weighted securities indexes according to other criteria, it may be possible for a revenue-weighted index to outperform the capitalization-weighted index over time. For more information regarding the revenue-weighting methodology, see the section entitled “The RevenueShares Indexes” in this Prospectus.

From time to time, a Fund will purchase or sell certain of its portfolio securities to reflect changes to the constituent securities of the corresponding RevenueShares Index. The Funds will also rebalance their portfolio securities promptly following the quarterly or annual rebalancing of the RevenueShares Indexes. The Funds do not seek temporary defensive positions when equity markets decline or appear to be overvalued. Outside of the quarterly and annual rebalancing,

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each Fund’s portfolio (following its corresponding RevenueShares Index) typically will be reconstituted only when: (1) a security in the related benchmark index is altered due to corporate actions such as price adjustments or stock splits; or (2) when Standard & Poor’s® includes new securities in a benchmark index or deletes securities from a benchmark index.

Each Fund’s intention is to replicate the constituent securities of the corresponding RevenueShares Index as closely as possible. However, the Funds may, in VTL’s discretion, remain invested in securities that were deleted from the Fund’s corresponding RevenueShares Index until VTL next rebalances the Fund in connection with the annual rebalancing of the RevenueShares Indexes. Also, when a replication strategy could have adverse consequences to Fund shareholders, a Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of its corresponding RevenueShares Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. A representative sampling might be utilized when (1) practical difficulties or substantial costs would be involved in compiling all of the securities in the corresponding RevenueShares Index, (2) the constituent securities are too numerous to efficiently purchase or sell, or (3) a component security becomes temporarily unavailable or relatively illiquid.

RevenueShares S&P 500® Consumer Discretionary Sector Fund

Exchange Trading Symbol: [ ]

Cusip Number: [ ]

The Fund seeks to achieve its investment objective of outperforming the total return performance of the S&P 500® Consumer Discretionary Index by investing in the constituent securities of the S&P 500® Consumer Discretionary Index in the same proportions as the RevenueShares S&P 500® Consumer Discretionary Sector Index.

The S&P 500® Consumer Discretionary Index is a stock market index comprised of large cap companies that Standard & Poor’s® deems to be part of the Consumer Discretionary sector of the United States economy, using the Global Industry Classification Standard. It is a subset of the S&P 500® Index and includes those industries that tend to be the most sensitive to economic cycles. Its manufacturing segment includes: automotive; household durable goods; textiles and apparel; and leisure equipment. The services segment includes: hotels; restaurants and other leisure facilities; media production and services; and consumer retailing and services.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Consumer Discretionary companies included in the S&P 500® Consumer Discretionary Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Consumer Discretionary companies as companies that are included in the S&P 500® Consumer Discretionary Index at the time of purchase. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

RevenueShares S&P 500® Consumer Staples Sector Fund

Exchange Trading Symbol: [ ]

Cusip Number: [ ]

The Fund seeks to achieve its investment objective of outperforming the total return performance of the S&P 500® Consumer Staples Index by investing in the constituent securities of the S&P

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500® Consumer Staples Index in the same proportions as the RevenueShares S&P 500® Consumer Staples Sector Index.

The S&P 500® Consumer Staples Index is a stock market index comprised of large cap companies that Standard & Poor’s® deems to be part of the Consumer Staples sector of the United States economy, using the Global Industry Classification Standard. It is a subset of the S&P 500® Index and includes companies whose businesses are less sensitive to economic cycles. It includes manufacturers and distributors of food, beverages and tobacco and producers of non-durable household goods and personal products. It also includes food and drug retailing companies as well as hypermarkets and consumer super centers.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Consumer Staples companies included in the S&P 500® Consumer Staples Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Consumer Staples companies as companies that are included in the S&P 500® Consumer Staples Index at the time of purchase. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

RevenueShares S&P 500® Energy Sector Fund

Exchange Trading Symbol: [ ]

Cusip Number: [ ]

The Fund seeks to achieve its investment objective of outperforming the total return performance of the S&P 500® Energy Index by investing in the constituent securities of the S&P 500® Energy Index in the same proportions as the RevenueShares S&P 500® Energy Sector Index.

The S&P 500® Energy Index is a stock market index comprised of large cap companies that Standard & Poor’s® deems to be part of the Energy sector of the United States economy, using the Global Industry Classification Standard. It is a subset of the S&P 500® Index and includes companies whose businesses are dominated by either of the following activities: construction or provision of oil rigs, drilling equipment and other energy related service and equipment, including seismic data collection; and companies engaged in the exploration, production, marketing, refining and/or transportation of oil and gas products, coal and other consumable fuels.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Energy companies included in the S&P 500® Energy Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Energy companies as companies that are included in the S&P 500® Energy Index at the time of purchase. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

RevenueShares S&P 500® Financials Sector Fund

Exchange Trading Symbol: [ ]

Cusip Number: [ ]

The Fund seeks to achieve its investment objective of outperforming the total return performance of the S&P 500® Financials Index by investing in the constituent securities of the S&P 500®

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Financials Index in the same proportions as the RevenueShares S&P 500® Financials Sector Index.

The S&P 500® Financials Index is a stock market index comprised of large cap companies that Standard & Poor’s® deems to be part of the Financials sector of the United States economy, using the Global Industry Classification Standard. It is a subset of the S&P 500® Index and includes companies involved in activities such as: banking; mortgage finance; consumer finance; specialized finance; investment banking and brokerage; asset management and custody; corporate lending; insurance; financial investment; and real estate, including REITs.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Financials companies included in the S&P 500® Financials Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Financials companies as companies that are included in the S&P 500® Financials Index at the time of purchase. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

RevenueShares S&P 500® Health Care Sector Fund

Exchange Trading Symbol: [ ]

Cusip Number: [ ]

The Fund seeks to achieve its investment objective of outperforming the total return performance of the S&P 500® Health Care Index by investing in the constituent securities of the S&P 500® Health Care Index in the same proportions as the RevenueShares S&P 500® Health Care Sector Index.

The S&P 500® Health Care Index is a stock market index comprised of large cap companies that Standard & Poor’s® deems to be part of the Health Care sector of the United States economy, using the Global Industry Classification Standard. It is a subset of the S&P 500® Index and includes two main industry groups. The first group includes companies who manufacture health care equipment and supplies or provide health care related services, including distributors of health care products, providers of basic health care services, and owners and operators of health care facilities and organizations. The second group includes companies primarily involved in the research, development, production and marketing of pharmaceuticals and biotechnology products.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Health Care companies included in the S&P 500® Health Care Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Health Care companies as companies that are included in the S&P 500® Health Care Index at the time of purchase. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

RevenueShares S&P 500® Industrials Sector Fund

Exchange Trading Symbol: [ ]

Cusip Number: [ ]

The Fund seeks to achieve its investment objective of outperforming the total return performance of the S&P 500® Industrials Index by investing in the constituent securities of the S&P 500®

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Industrials Index in the same proportions as the RevenueShares S&P 500® Industrials Sector Index.

The S&P 500® Industrials Index is a stock market index comprised of large cap companies that Standard & Poor’s® deems to be part of the Industrials sector of the United States economy, using the Global Industry Classification Standard. It is a subset of the S&P 500® Index and includes companies whose businesses are dominated by one of the following activities: (1) the manufacture and distribution of capital goods, including aerospace and defense, construction, engineering and building products, electrical equipment and industrial machinery; (2) the provision of commercial services and supplies, including printing, employment, environmental and office services; and (3) the provision of transportation services, including airlines, couriers, marine, road, rail and transportation infrastructure.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Industrials companies included in the S&P 500® Industrials Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Industrials companies as companies that are included in the S&P 500® Industrials Index at the time of purchase. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

RevenueShares S&P 500® Information Technology Sector Fund

Exchange Trading Symbol: [ ]

Cusip Number: [ ]

The Fund seeks to achieve its investment objective of outperforming the total return performance of the S&P 500® Information Technology Index by investing in the constituent securities of the S&P 500® Information Technology Index in the same proportions as the RevenueShares S&P 500® Information Technology Sector Index.

The S&P 500® Information Technology Index is a stock market index comprised of large cap companies that Standard & Poor’s® deems to be part of the Information Technology sector of the United States economy, using the Global Industry Classification Standard. It is a subset of the S&P 500® Index and includes companies covering the following general areas: (1) technology software and services, including companies that primarily develop software in various fields such as the Internet, applications, systems, database management and/or home entertainment, and companies that provide information technology consulting and services, as well as data processing and outsourced services; (2) technology hardware and equipment, including manufacturers and distributors of communications equipment, computers and peripherals, electronic equipment and related instruments; and (3) semiconductors and semiconductor equipment manufacturers.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Information Technology companies included in the S&P 500® Information Technology Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Information Technology companies as companies that are included in the S&P 500® Information Technology Index at the time of purchase. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

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RevenueShares S&P 500® Materials Sector Fund

Exchange Trading Symbol: [ ]

Cusip Number: [ ]

The Fund seeks to achieve its investment objective of outperforming the total return performance of the S&P 500® Materials Index by investing in the constituent securities of the S&P 500® Materials Index in the same proportions as the RevenueShares S&P 500® Materials Sector Index.

The S&P 500® Materials Index is a stock market index comprised of large cap companies that Standard & Poor’s® deems to be part of the Materials sector of the United States economy, using the Global Industry Classification Standard. It is a subset of the S&P 500® Index and encompasses a wide range of commodity-related manufacturing industries. Included in this sector are companies that manufacture chemicals, construction materials, glass, paper, forest products and related packaging products, and metals, minerals and mining companies, including producers of steel.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Materials companies included in the S&P 500® Materials Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Materials companies as companies that are included in the S&P 500® Materials Index at the time of purchase. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

RevenueShares S&P 500® Utilities Sector Fund

Exchange Trading Symbol: [ ]

Cusip Number: [ ]

The Fund seeks to achieve its investment objective of outperforming the total return performance of the S&P 500® Utilities Index by investing in the constituent securities of the S&P 500® Utilities Index in the same proportions as the RevenueShares S&P 500® Utilities Sector Index.

The S&P 500® Utilities Index is a stock market index comprised of large cap companies that Standard & Poor’s® deems to be part of the Utilities sector of the United States economy, using the Global Industry Classification Standard. It is a subset of the S&P 500® Index and encompasses those companies considered electric, gas or water utilities, or companies that operate as independent producers and/or distributors of power.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Utilities companies included in the S&P 500® Utilities Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Utilities companies as companies that are included in the S&P 500® Utilities Index at the time of purchase. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

Principal Risk Factors

Investing in any exchange traded fund, including the Funds, involves risk, including the risk that you may lose part or all of the money you invest. Each Fund is subject to the principal risks

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described below, unless indicated otherwise. Some or all of these risks may adversely affect a Fund’s NAV, trading price, total return and/or a Fund’s ability to meet its objectives.

Investment Approach Risk

The alternate weighting approach employed by the RevenueShares Indexes and the Funds, while designed to enhance potential returns compared to the benchmark S&P indexes, may not produce the desired results. Using revenues as a weighting measure is no guarantee that a RevenueShares Index or a Fund will outperform its corresponding S&P benchmark index. This approach may cause a RevenueShares Index or a Fund to underperform its corresponding S&P benchmark index. Revenue weighting may underperform, for example, when the market does not respond to revenue reports, or where the market reacts disproportionately to disappointing revenue reports as compared to positive revenue reports. Revenue weighting may also underperform during a momentum market when the stock price of a narrow group of companies moves rapidly above their stated revenues, as was common during the 1998-1999 technology bubble, causing the RevenueShares Indexes to allocate less to companies with rising market capitalizations. Performance of a RevenueShares Index or a Fund is not expected to correlate with the performance of its corresponding S&P benchmark index. Moreover, because the RevenueShares Sector Indexes are only rebalanced annually (or in some cases, quarterly), a RevenueShares Index may not incorporate market information about a constituent company’s current revenues over the course of the year. Quarterly rebalancing of the RevenueShares Sector Indexes in order to meet certain tax diversification requirements may also cause a RevenueShares Index or a Fund to underperform its corresponding S&P benchmark index.

Stock Market Risk

Stock market risk is the risk that broad movements in financial markets will adversely affect the price of a Fund’s investments, regardless of how well the companies in which the Fund invests perform. The market as a whole may not favor the types of investments a Fund makes. There is also a risk that the price of one or more of the securities or other instruments in a Fund’s portfolio will fall. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Trading Risks

There can be no assurance that an active trading market for Fund Shares will develop or be maintained. Although it is expected that the Shares of the Funds will be listed for trading on the NYSE Arca, it is possible that an active trading market may not be maintained. This principal risk applies only to investors who will buy and sell shares of the Funds in secondary market transactions on the NYSE Arca through brokers and does not apply to investors such as market makers, large investors and institutions who purchase and sell Creation Units directly from and to a Fund.

Lack of Market Liquidity

Trading of Shares of a Fund on the NYSE Arca or another national securities exchange may be halted if exchange officials deem such action appropriate, if a Fund is delisted, or if the activation of marketwide “circuit breakers” halts stock trading generally. If a Fund’s Shares are

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delisted, the Fund may seek to list its Shares on another market, merge with another ETF or traditional mutual fund, or redeem its shares at NAV. Management believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities. This principal risk applies only to investors who will buy and sell shares of the Funds in secondary market transactions on the NYSE Arca through brokers and does not apply to investors such as market makers, large investors and institutions who purchase and sell Creation Units directly from and to a Fund.

Shares of the Funds May Trade at Prices Other Than NAV

It is expected that the shares of each Fund will be listed for trading on the NYSE Arca and will be bought and sold in the secondary market at market prices. Although it is expected that the market price of the Shares of each Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more than NAV when you buy Shares of a Fund in the secondary market, and you may receive less than NAV when you sell those Shares in the secondary market.

The market price of Fund Shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade the Fund Shares. In times of severe market disruption, the bid/ask spread can increase significantly. At those times, Fund Shares are most likely to trade at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which is when you may most want to sell your Shares. Management believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.

Non-Correlation Risk

A Fund’s return may not match the return of its corresponding RevenueShares Index for a number of reasons. For example, each Fund incurs a number of operating expenses not applicable to its corresponding RevenueShares Indexes, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding RevenueShares Index. A Fund may not be fully invested at times, in which case holding cash balances may prevent it from replicating its corresponding RevenueShares Index. If a Fund utilizes a representative sampling approach, its return may not correlate as well with the return on its corresponding RevenueShares Index, as would be the case if it purchased all of the stocks in the corresponding RevenueShares Index with the same weightings as the corresponding RevenueShares Index.

Concentration Risk

Each Fund will be concentrated in the same industry as its corresponding RevenueShares Sector Index. A Fund may be adversely affected by the performance of those securities and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in a particular industry.

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Non-Diversification Risk

Each Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on a Fund’s share price. Each Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of a Fund.

Risks Specific to Each Fund

Consumer Discretionary Sector Risk (RevenueShares S&P 500® Consumer Discretionary Sector Fund)

The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

Consumer Staples Sector Risk (RevenueShares S&P 500® Consumer Staples Sector Fund)

Companies in the Consumer Staples sector are subject to government regulation affecting the permissibility of using various food additives and production methods. These regulations could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food, beverage, household and personal products companies may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

Energy Sector Risk (RevenueShares S&P 500® Energy Sector Fund)

Energy companies in the RevenueShares S&P 500® Energy Sector Index develop and produce crude oil and natural gas and provide drilling and other energy resources production and distribution related services. Stock prices for these types of companies are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events and economic conditions will likewise affect the performance of these companies. Correspondingly, securities of companies in the energy field are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies. Weak demand for the companies’ products or services or for energy products and services in general, as well as negative developments in these other areas, would adversely impact the Fund’s performance.

Financials Sector Risk (RevenueShares S&P 500® Financials Sector Fund)

Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the

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interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition and adversely affected by natural disasters. Adverse economic, business or political developments affecting real estate could have a major effect on the value of real estate securities (which include REITs).

Health Care Sector Risk (RevenueShares S&P 500® Health Care Sector Fund)

Companies in the healthcare sector are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of the companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. Many new products are subject to approval of the Food and Drug Administration. The process of obtaining such approval can be long and costly. Health care companies are also subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting.

Industrials Sector Risk (RevenueShares S&P 500® Industrials Sector Fund)

Stock prices for the types of companies included in this industry are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events and economic conditions will likewise affect the performance of these companies. Transportation stocks are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreement and insurance costs.

Information Technology Sector Risk (RevenueShares S&P 500® Information Technology Sector Fund)

Technology companies face intense competition, both domestically and internationally, which may have an adverse affect on profit margins. The products of technology companies may face product obsolescence or relatively short product life cycles due to rapid technological developments and frequent new product introduction. Technology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Materials Sector Risk (RevenueShares S&P 500® Materials Sector Fund)

Many companies in this sector are significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. The success of equipment manufacturing and distribution companies is closely tied to overall capital spending levels, which are influenced by an individual company’s profitability and broader factors such as interest rates and cross-border competition. The basic

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industries sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.

Utilities Sector Risk (RevenueShares S&P 500® Utilities Sector Fund)

The rates that traditional regulated utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs due to political and regulatory factors, rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company’s earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable.

Among the risks that may affect utility companies are the following: risks of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations; and the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices. Other risks include those related to the construction and operation of nuclear power plants; the effects of energy conservation and the effects of regulatory changes.

Performance

There is no performance information presented for the Funds, as the Funds had not commenced investment operations as of the date of this Prospectus.

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Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Funds. The fees are expressed as a percentage of the Fund’s average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

	Consumer	Consumer	Energy	Financials	Health Care
	Discretionary	Staples	Fund	Fund	Fund
	Fund	Fund

Shareholder Fees (fees paid directly from
investments in Creation Units)(1)

Creation Transaction Fees

Through NSCC	$ 2,500	$ 2,500	$ 2,500	$ 2,500	$ 2,500

Outside NSCC and Custom Orders	up to	up to	up to	up to	up to
	$10,000	$10,000	$10,000	$10,000	$10,000

Redemption Transaction Fees

Through NSCC	$ 2,500	$ 2,500	$ 2,500	$ 2,500	$ 2,500

Outside NSCC and Custom Orders	up to	up to	up to	up to	up to
	$10,000	$10,000	$10,000	$10,000	$10,000

Annual Fund Operating Expenses
(expenses deducted from Fund assets)

Management Fees	0.45%	0.45%	0.45%	0.45%	0.45%

Distribution and/or Service (12b-1) Fees (2)	0.00%	0.00%	0.00%	0.00%	0.00%

Other Expenses (3)	0.11%	0.11%	0.11%	0.11%	0.11%

Total Annual Fund Operating Expenses	0.56%	0.56%	0.56%	0.56%	0.56%

Less Management Fee Waiver/Expense	(0.07%)	(0.07%)	(0.07%)	(0.07%)	(0.07%)
Reimbursement (4)

Net Annual Fund Operating Expenses	0.49% ====	0.49% ====	0.49% ===	0.49% ====	0.49% ====

	Industrials	Information	Materials	Utilities
	Fund	Technology	Fund	Fund
		Fund

Shareholder Fees (fees paid directly from
investments in Creation Units)(1)

Creation Transaction Fees

Through NSCC	$ 2,500	$ 2,500	$ 2,500	$ 2,500

Outside NSCC and Custom Orders	up to	up to	up to	up to
	$10,000	$10,000	$10,000	$10,000

Redemption Transaction Fees

Through NSCC	$ 2,500	$ 2,500	$ 2,500	$ 2,500

Outside NSCC and Custom Orders	up to	up to	up to	up to
	$10,000	$10,000	$10,000	$10,000

Annual Fund Operating Expenses
(expenses deducted from Fund assets)

Management Fees	0.45%	0.45%	0.45%	0.45%

Distribution and/or Service (12b-1) Fees (2)	0.00%	0.00%	0.00%	0.00%

Other Expenses (3)	0.11%	0.11%	0.11%	0.11%

Total Annual Fund Operating Expenses	0.56%	0.56%	0.56%	0.56%

Less Management Fee Waiver/Expense	(0.07%)	(0.07%)	(0.07%)	(0.07%)
Reimbursement (4)

Net Annual Fund Operating Expenses	0.49% =====	0.49% ====	0.49% ====	0.49% ====

The following example is intended to help retail investors compare the cost of investing in each Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such

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investors would incur over various periods if they invest $10,000 in a Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that a Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of a Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years

RevenueShares S&P 500® Consumer Discretionary Sector Fund	$[ ]	$[	]

RevenueShares S&P 500® Consumer Staples Sector Fund	$[ ]	$[	]

RevenueShares S&P 500® Energy Sector Fund	$[ ]	$[	]

RevenueShares S&P 500® Financials Sector Fund	$[ ]	$[	]

RevenueShares S&P 500® Health Care Sector Fund	$[ ]	$[	]

RevenueShares S&P 500® Industrials Sector Fund	$[ ]	$[	]

RevenueShares S&P 500® Information Technology Sector Fund	$[ ]	$[	]

RevenueShares S&P 500® Materials Sector Fund	$[ ]	$[	]

RevenueShares S&P 500® Utilities Sector Fund	$[ ]	$[	]

(1) These Shareholder Fees apply to purchases and redemptions of Creation Units only. See “Creation Transaction Fees and Redemption Fees” below. These fees would not apply to Shares that are purchased and sold on the NYSE Arca exchange, although customary brokerage fees may apply.

(2) The Trust has adopted a Distribution and Service Plan pursuant to which each Fund may be subject to an annual Rule 12b-1 fee of up to 0.25% . The Trust’s Board has not implemented this fee, however, and has no present intention of doing so.

(3)	“Other Expenses” are based on estimated amounts for the current fiscal year.

(4) The Trust and VTL have entered into a written fee waiver and expense reimbursement agreement pursuant to which VTL has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep each Fund’s expenses from exceeding the “Net Annual Fund Operating Expenses” shown in the table above. This agreement will remain in effect and will be contractually binding for at least one year from the date of this Prospectus.

Creation Transaction Fees and Redemption Transaction Fees

The Funds issue and redeem Shares at NAV only in blocks of 50,000 Shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee is charged to each purchaser of Creation Units.1 The following chart describes the standard creation transaction fee for each Fund.

RevenueShares S&P 500® Consumer Discretionary Sector Fund	$2,500

RevenueShares S&P 500® Consumer Staples Sector Fund	$2,500

RevenueShares S&P 500® Energy Sector Fund	$2,500

RevenueShares S&P 500® Financials Sector Fund	$2,500

RevenueShares S&P 500® Health Care Sector Fund	$2,500

RevenueShares S&P 500® Industrials Sector Fund	$2,500

RevenueShares S&P 500® Information Technology Sector Fund	$2,500

RevenueShares S&P 500® Materials Sector Fund	$2,500

RevenueShares S&P 500® Utilities Sector Fund	$2,500

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The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of the date of the Prospectus was $1,250,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. The following chart describes the standard redemption fee for each Fund.

RevenueShares S&P 500® Consumer Discretionary Sector Fund	$2,500

RevenueShares S&P 500® Consumer Staples Sector Fund	$2,500

RevenueShares S&P 500® Energy Sector Fund	$2,500

RevenueShares S&P 500® Financials Sector Fund	$2,500

RevenueShares S&P 500® Health Care Sector Fund	$2,500

RevenueShares S&P 500® Industrials Sector Fund	$2,500

RevenueShares S&P 500® Information Technology Sector Fund	$2,500

RevenueShares S&P 500® Materials Sector Fund	$2,500

RevenueShares S&P 500® Utilities Sector Fund	$2,500

Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. The following example is intended to help investors who hold Creation Units compare the cost of investing in Creation Units of each Fund with the cost of investing in Creation Units of other funds. Assuming an investment in a Creation Unit of $1,250,000 and a 5% return each year, and assuming a Fund’s operating expenses remain the same, the total costs if the Creation Unit is redeemed would be:

	1 Year	3 Years

RevenueShares S&P 500® Consumer Discretionary Sector Fund	$[ ]	$[	]

RevenueShares S&P 500® Consumer Staples Sector Fund	$[ ]	$[	]

RevenueShares S&P 500® Energy Sector Fund	$[ ]	$[	]

RevenueShares S&P 500® Financials Sector Fund	$[ ]	$[	]

RevenueShares S&P 500® Health Care Sector Fund	$[ ]	$[	]

RevenueShares S&P 500® Industrials Sector Fund	$[ ]	$[	]

RevenueShares S&P 500® Information Technology Sector Fund	$[ ]	$[	]

RevenueShares S&P 500® Materials Sector Fund	$[ ]	$[	]

RevenueShares S&P 500® Utilities Sector Fund	$[ ]	$[	]

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation (“NSCC”) or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.2 The creation fee, redemption fee and variable fee are not expenses of the Funds and do not impact a Fund’s expense ratio. Also, investors who are not Authorized Participants, as that term is defined in “Creations, Redemptions and Transaction Fees,” may incur additional costs by purchasing Creation Units through an Authorized Participant or having a broker make such a purchase on their behalf.3

(1)	See the “Creations, Redemptions and Transaction Fees” section of this Prospectus.

(2)        The purpose of the transaction fee is to protect the existing shareholders of the Funds from the dilutive costs associated with the purchase and redemption of Creation Units. Each Fund recoups the settlement costs charged by NSCC and The Depository Trust Company (“DTC”) by imposing a transaction fee on investors purchasing or redeeming Creation Units. For this reason, investors purchasing or redeeming through the DTC process generally will pay a higher transaction fee than will investors doing so through the NSCC process. The transaction fee also may recoup other expenses incurred in the transfer of securities to a Fund in connection with a purchase of Creation

16

Units, as well as the transfer by a Fund of portfolio securities in connection with a redemption of Creation Units, with such expenses possibly including custody fees, brokerage costs, and stamp taxes.

(3) See the “Creation and Redemption of Creation Unit Aggregations” section of the Trust’s Statement of Additional Information (the “SAI”).

Management of the Funds

The Investment Adviser and Sub-Adviser

VTL, located at One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, Pennsylvania 19103, serves as the investment adviser to each Fund. As investment adviser, VTL has overall responsibility for the general management and administration of the Trust and provides an investment program for each Fund. VTL also supervises the sub-adviser’s day-today management of the Funds.

MCM, located at 50 Fremont Street, Suite 3900, San Francisco, CA 94105, serves as the sub-adviser for each Fund. MCM is compensated for its services from the management fees paid to VTL by the Trust. MCM is responsible for the day-to-day trading, rebalancing and cash management of each Fund’s assets.

VTL will receive fees from each Fund at an annual rate of 0.45% of the Fund’s average daily net assets. VTL, from its own resources, including profits from advisory fees received from the Funds, also may make payments to broker-dealers and other financial institutions in connection with the distribution of the Funds’ Shares.

Each Fund is responsible for all of its expenses, including: the investment advisory fees (except for sub-advisory fees, which are paid by VTL as described above); costs of transfer agency, custody, fund administration, legal, audit and other services; interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions; Rule 12b-1 fees (if any); and extraordinary expenses (including merger-related expenses, if any).

VTL makes certain “revenue sharing” payments out of its own profits in order to support the distribution of the Funds’ Shares. Currently, VTL has entered into such arrangements with Foreside Fund Services, LLC (“Foreside” or, the “Distributor”), the Funds’ distributor, and with Pacer Financial Inc., the Funds’ wholesaler. Neither of these entities sell Fund Shares directly to the retail public through the NYSE Arca.

The basis for the Board of Trustees’ approval of the investment advisory agreement and sub-advisory agreement will be available in the Fund’s initial report to shareholders.

The Portfolio Managers

Vincent T. Lowry serves as a portfolio manager for each Fund and has ultimate responsibility for the investment management of each Fund. Mr. Lowry is responsible for the overall supervision of the investment management program of each Fund. This includes: supervising the consistency of portfolio security weighting allocations as compared to each Fund’s corresponding RevenueShares Index; making determinations with respect to alternative cash management vehicles and securities lending collateral investments; and monitoring corporate

17

developments in constituent securities to ensure that reconstitutions are done according to the predetermined process described below in “The RevenueShares Indexes.” Mr. Lowry is the Chief Executive Officer of VTL and has been with VTL since founding it in 2004. Prior to that, Mr. Lowry was an investment consultant with a major financial institution for more than eighteen years.

Certain members of the MCM Index Fund Management Division also serve as portfolio managers for the Funds pursuant to a sub-advisory agreement with the Fund ( the “Sub-Advisory Agreement”). MCM is a subsidiary of The Bank of New York Mellon Corporation.

Investment decisions for each of the Funds are made by a team of portfolio managers. The head of the quantitative equity portfolio management team who is responsible for the day-to-day management of each Fund’s portfolio is Denise Krisko.

Ms. Krisko is a managing director of The Bank of New York where she has been employed since 2005. Prior to joining The Bank of New York, Ms. Krisko held various senior investment positions with Deutsche Asset Management and Northern Trust and was a senior quantitative equity portfolio manager and trader for The Vanguard Group. Ms. Krisko attained the Chartered Financial Analyst (“CFA”) designation. She graduated with a BS from Pennsylvania State University, and obtained an MBA from Villanova University.

The Trust’s SAI provides additional information about each Portfolio Manager’s compensation, other accounts managed by each Portfolio Manager, and each Portfolio Manager’s ownership of shares in the Funds.

The RevenueShares Indexes

Each RevenueShares Index is constructed using an alternative revenue-weighted approach that contains most, if not all, of the same securities as the corresponding S&P benchmark index, but in different proportions. Each Fund is licensed, free of charge, to use its corresponding RevenueShares Index. Standard & Poor’s® serves as the index provider and is responsible for compiling, sponsoring and maintaining each RevenueShares Index.

Most traditional securities indexes determine the proportion or “weighting” of each constituent security based on each security’s market capitalization, which results in securities of companies with larger market capitalizations being more heavily weighted in the index. Traditional capitalization-weighted securities indexes calculate a stock’s weighting in the index as price multiplied by outstanding float (outstanding exchange-listed shares of the company). By re-weighting traditional capitalization-weighted securities indexes according to other criteria, it may be possible for the revenue-weighted index to outperform the capitalization-weighted index over time.

The RevenueShares methodology weights each constituent member of the RevenueShares Index using each constituent security’s 1-year trailing revenue as of the 3rd quarter ending September 30 as the numerator, and the cumulative revenues of all companies in the RevenueShares Index as the denominator, subject to certain asset diversification requirements implemented on the last day of each calendar quarter, as necessary, to allow the Funds to qualify as regulated investment companies under the Internal Revenue Code. For more detailed information, see “Asset Diversification Rebalancing” in the SAI. Accelerating revenues will only lead to higher

18

weightings when a constituent company’s revenue represents a greater percentage of the total revenues of all companies in the index.

The securities in each RevenueShares Index are re-weighted annually by Standard & Poor’s® in December, using a rules-based methodology, and quarterly, as necessary, to satisfy asset diversification requirements. Outside of the annual rebalancing and any rebalancing to meet asset diversification requirements, the RevenueShares Indexes will be reconstituted by Standard & Poor’s® only when: (1) a security in the related benchmark S&P index is altered due to corporate actions; or (2) when Standard & Poor’s® includes new securities in its index or deletes securities from its index. These reconstitutions may be as frequently as daily. Typical examples of corporate actions include those associated with price adjustments. When these corporate actions take place, prices are adjusted at the opening of trading by the applicable stock exchange. For example, when a company declares a dividend, the price of the stock opens on the ex-dividend date at a price below the prior day’s close to reflect the payment of the dividend to record shareholders, which affects capitalization. For each such price adjustment, the proportion of a stock’s representation in the RevenueShares Index will be adjusted to return the stock to its pre-adjusted weightings. Dividends of constituent securities will be deemed to have been reinvested pro rata by company weighting in the applicable RevenueShares Index. Similarly, rights offerings will be deemed to have been sold for cash and reinvested pro rata by company weighting in the applicable RevenueShares Index.

Another example of a corporate action is a stock split. A stock split reflects an increase in a company’s outstanding shares, but will not affect the company’s weighting in a RevenueShares Index. For example, in a 2:1 stock split, the number of shares of that particular stock in the RevenueShares Index will be multiplied by 2 and price will be divided by 2.

When Standard & Poor’s® removes a company from its index, the common denominator in the corresponding RevenueShares Index will not change until the next rebalancing. In order to avoid a complete re-weighting of the RevenueShares Indexes between annual rebalancings, the rules-based methodology weights companies that are added to a RevenueShares Index at the same weighting as the company being removed from the RevenueShares Index. In the event that two companies are added to the underlying S&P index and only one company is removed, the two companies being added to the RevenueShares Index would have a combined pro rata weighting equal to that of the company that is being removed. In the event a company is added to an S&P index and no companies are removed, Standard & Poor’s® will not add the new company to the corresponding RevenueShares Index until the annual rebalancing.

Each RevenueShares Index will be transparent. The Trust’s website, www.revenuesharesetfs.com, is publicly accessible and free of charge to all investors. The website describes the basic concept of each RevenueShares Index and discloses its proprietary rules-based methodology. All components, weightings, additions and deletions from the Indexes will be publicly available promptly following the corresponding announcement by Standard & Poor’s® prior to any changes being made. Each business day, the website publishes, free of charge (or provides a link to another website that publishes free of charge), the component securities of each RevenueShares Index and their respective weightings as of the close of the prior business day. Each business day, the website also publishes, free of charge (or provides a link to another website that will publish free of charge), the securities in each Fund’s portfolio and their respective weightings, and each Fund’s per share NAV, last-traded price and midpoint of the bid/ask spread as of the NAV calculation time, all as of the prior business day.

19

Each trading day, the value of each RevenueShares Index will be updated intra-day on a real time basis as individual component securities change in price. These intra-day values will be disseminated every 13 seconds throughout the trading day by organizations authorized by Standard & Poor’s®. Once each trading day, these organizations will disseminate values for each RevenueShares Index, based on closing prices in the relevant exchange market. VTL will publish these disseminated index values on its website (or provide a link to another website that publishes the index values free of charge).

In the unlikely event that an underlying RevenueShares Index is discontinued or otherwise becomes permanently unavailable, a Fund may consider substituting a different index or taking such other action as the Board of Trustees deems advisable.

Portfolio Holdings Information

Information about each Fund’s portfolio holdings is available at www.revenuesharesetfs.com. A summarized description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is available in the Trust’s SAI.

Administrator, Custodian and Transfer Agent

The Bank of New York (“BNY”), an affiliate of MCM, One Wall Street, New York, New York 10286, is the administrator, custodian and transfer agent for each Fund.

Under the Fund Administration and Accounting Agreement with the Trust, BNY provides necessary administrative, tax, accounting services, and financial reporting for the maintenance and operations of the Trust and each Fund. In addition, BNY makes available the office space, equipment, personnel and facilities required to provide such services.

Under the Custody Agreement with the Trust, BNY maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps the accounts and records related to these services, and provides other services. BNY is required, upon the order of the Trust, to deliver securities held by BNY and to make payments for securities purchased by the Trust for each Fund.

Pursuant to a Transfer Agency and Service Agreement with the Trust, BNY acts as transfer agent for each Fund’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust.

As compensation for the foregoing services, BNY receives certain out of pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Trust from the Trust’s custody account with BNY.

The Funds participate in a securities lending program under which the Funds’ custodian is authorized to lend Fund portfolio securities to qualified institutional investors that post appropriate collateral. The Funds’ custodian receives a portion of the interest earned on any reinvested collateral as an offset for the costs of the program.

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Distributor

Foreside is the principal underwriter and distributor of each Fund’s Shares. The Distributor will not distribute Shares in less than whole Creation Units, and it does not maintain a secondary market in the Shares. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc.

Shareholder Information

Additional shareholder information is available free of charge by calling toll free: 1-877-738-8870, or visiting the Funds’ website at www.revenuesharesetfs.com.

Buying and Selling Shares

The Shares will be issued or redeemed by a Fund at NAV per share only in Creation Unit size. Investors may acquire shares directly from each Fund, and shareholders may tender their shares for redemption directly to each Fund, only in Creation Units of 50,000 Shares. See “Creations, Redemptions and Transaction Fees” below.

Shares of the Funds will also be listed for trading in the secondary market on the NYSE Arca, and most investors will buy and sell shares of the Funds in secondary market transactions on the NYSE Arca through brokers. Purchases and sales of Fund Shares in quantities smaller than Creation Unit sites may only be traded on NYSE Arca and may not be directly purchased from, or redeemed by, a Fund. Fund shares can be bought and sold on the NYSE Arca throughout the trading day like other publicly traded shares. There is no minimum investment.

Share prices are reported in dollars and cents per Share. Although Fund shares are generally purchased and sold in “round lots” of 100 shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “oddlots,” at no per-share price differential. When buying or selling shares through a broker in a secondary market NYSE Arca transaction, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. DTC serves as the securities depository for all Shares, and DTC or its nominee is the record owner of all outstanding Shares of the Funds. Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a record owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

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Fund Share Trading Prices

The trading prices of Shares of each Fund on the NYSE Arca may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The NYSE Arca intends to disseminate the “approximate value” of Shares of each Fund every 15 seconds. The “approximate value” that is calculated by the NYSE Arca will be based on the value of assets in the portfolio minus a budgeted liability amount and divided by the number of outstanding Shares. This “approximate value” is not related to the price that Shares are trading on the NYSE Arca and is different from the NAV. The “approximate value” should not be viewed as a “real-time” update of the NAV per Share of the Fund, because the “approximate value” may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. None of the Funds are involved in, or responsible for, the calculation or dissemination of the “approximate value” and the Funds do not make any warranty as to its accuracy.

Frequent Purchases and Redemptions of Fund Shares

The Funds impose no restrictions on the frequency of purchases and redemptions. In determining not to approve a written, established policy, the Board of Trustees evaluated the risks of market timing activities by the Funds’ shareholders. The Board considered that, unlike traditional mutual funds, each Fund issues and redeems its Shares at NAV per Share for a basket of securities intended to mirror the Fund’s portfolio, plus a small amount of cash, and the Fund’s Shares may be purchased and sold on the NYSE Arca at prevailing market prices. Given this structure, the Board determined that (a) it is unlikely that market timing would be attempted by the Funds’ shareholders and (b) it is likely that any attempts to market time a Fund by shareholders would result in no negative impact to the Fund or its shareholders.

Creations, Redemptions and Transaction Fees

Creation Units

Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must enter into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to the purchase and redemption of Creation Units. For more detailed information, see “Creation and Redemption of Creation Unit Aggregations” in the SAI.

Purchase

Each day, prior to the opening of trading, the Fund will designate through the National Securities Clearing Corporation (“NSCC”), the names and number of shares of each security to be included in that day’s basket of equity securities constituting a substantial replication, or a representation, of the stocks included in the relevant Fund’s corresponding benchmark index (“Deposit Securities”). In order to purchase Creation Units of a Fund, an investor must generally deposit a designated portfolio of Deposit Securities and generally make a small cash payment

22

referred to as the “Cash Component.” The Cash Component represents the difference between the net asset value of a Creation Unit and the market value of the deposit securities.

Orders must be placed in proper form by or through an “Authorized Participant” that is either (i) a “Participating Party” i.e., a broker-dealer or other participant in the Clearing Process of the Continuous Net Settlement System of the NSCC (the “Clearing Process”) or (ii) a participant of DTC (“DTC Participant”) that has entered into an agreement with the principal underwriter and the transfer agent with respect to purchases and redemptions of Creation Units. Orders are placed in “proper form” when the orders comply with the order processing procedures identified in the Authorized Participant Agreement for creation or redemption of Shares of the Funds. All orders must be placed for one or more whole Creation Units of Shares of a Fund and must be received by the principal underwriter in proper form no later than the close of regular trading on the NYSE Arca (ordinarily 4:00 p.m., New York City Time) (“Closing Time”) in order to receive that day’s closing NAV per share. In the case of custom orders, as further described in the SAI, the order must be received by the principal underwriter no later than 3:00 p.m., New York City Time. A “custom order” may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any deposit security; for example, when a security may not be available in sufficient quantity for delivery or when a security may not be eligible for trading by such Authorized Participant or the investor for which it is acting. See “Creation and Redemption of Creation Unit Aggregations” in the SAI.

A fixed creation transaction fee (the “Creation Transaction Fee”), as described above, is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. An additional charge of up to four times the Creation Transaction Fee may be imposed with respect to custom order transactions effected outside of the Clearing Process (through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units through a custom order. See also “Creation and Redemption of Creation Unit Aggregations” in the SAI. The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Shares of a Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Fund cash at least equal to 105% of the market value of the missing Deposit Securities. See “Creation and Redemption of Creation Unit Aggregations” in the SAI.

Legal Restrictions on Transactions in Certain Stocks

An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at the Fund’s discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock that would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. Such legal restrictions would include, but would not be limited to, restrictions due to affiliated relationships, investment guidelines governing institutional investors or where the investor is an investment banking firm or broker-dealer restricted from holding shares of a company whose securities it recently underwrote. These transactions would be considered custom orders since they involve the substitution of cash in lieu of securities, and purchasers may be subject to a transaction fee of up to four times the standard Creation Transaction Fee. See “Creation

23

Transaction Fees and Redemption Transaction Fees” in this Prospectus. For more details, see also “Creation and Redemption of Creation Unit Aggregations” in the SAI.

Redemption

Each Fund’s custodian makes available immediately prior to the opening of business of the NYSE Arca each day, through the facilities of the NSCC, the list of the names and the numbers of shares of a Fund’s portfolio securities that will be applicable that day to redemption requests in proper form (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for a particular Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the net asset value of Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the NAV of Shares being redeemed, the redeeming shareholder will be required to arrange for a compensating cash payment to the Trust equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes. For more details, see “Creation and Redemption of Creation Unit Aggregations” in the SAI.

An order to redeem Creation Units of a Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the Closing Time in order to receive that day’s closing net asset value per Share. In the case of custom orders, as further described in the SAI, the order must be received by the transfer agent no later than 3:00 p.m. New York City Time.

A fixed redemption transaction fee (the “Redemption Transaction Fee”), as described above, is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional charge of up to four times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Trust with respect to redemptions effected outside of the Clearing Process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities; however, each Fund may, in its discretion, reject any such request. See “Creation and Redemption of Creation Unit Aggregations” in the SAI.

Dividends, Distributions and Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

  Your Fund makes distributions,
  You sell your Shares listed on the NYSE Arca, and

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• You purchase or redeem Creation Units. Dividends & Distributions

Dividends and Distributions. Each Fund intends to elect and qualify to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare and pay quarterly dividends to shareholders of all of its net investment income, if any. Each Fund will also declare and pay net realized capital gains, if any, at least annually. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Annual Statements. Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, each Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, a Fund will send you a corrected Form 1099-DIV to reflect reclassified information.

Avoid “Buying A Dividend.” If you invest in a Fund shortly before the ex-dividend date of a taxable distribution, the distribution will lower the value of the Fund’s Shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Taxes

Tax Considerations. In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Fund Shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains, if any, in excess of net short-term capital losses are taxable to you as long-term capital gains no matter how long you have owned your Shares. A portion of income dividends paid by a Fund may be designated as qualified dividend income eligible for taxation at the reduced tax rates applicable to long-term capital gains, provided that certain holding period and other requirements are met by the Fund and the shareholder.

Taxes on Exchange-Listed Share Sales. A sale or exchange of Fund Shares is a taxable event. Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Back-Up Withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup

25

withholding on any distributions of income, capital gains or proceeds from the sale of your Shares. The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

State and Local Taxes. Fund distributions and gains from the sale or exchange of your Fund Shares generally are subject to state and local taxes.

Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty rate and to U.S. estate tax, and are subject to special U.S. tax certification requirements.

This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Fund.

Other Information

Distribution Plan

The Distributor serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

The Board of Trustees of the Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance any activity primarily intended to result in the sale of Creation Units of each Fund or the provision of investor services, including but not limited to: (i) marketing and promotional services, including advertising; (ii) facilitating communications with beneficial owners of shares of the Funds; (iii) wholesaling services; and (iv) such other services and obligations as may be set forth in the Distribution Agreement with the Distributor, or a dealer agreement with a broker-dealer.

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No 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of each Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Net Asset Value

BNY calculates each Fund’s NAV at the close of regular trading (ordinarily 4:00 p.m. New York City Time) every day the New York Stock Exchange is open. NAV is calculated by deducting all of a Fund’s liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust’s Board of Trustees or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Common stocks and other equity securities are valued at the last sales price that day or, in the case of the NASDAQ, at the NASDAQ official closing price. When price quotes are not readily available, securities will be valued at fair value.

Investments that may be valued at fair value include, among others, an unlisted security where the issuer has announced significant corporate actions or events, a restricted security, a security whose trading has been suspended from trading on its primary trading exchange, a security that is thinly traded, a security in default or bankruptcy proceedings for which there is no current market quotation, or a security affected by a significant event, such as acts of terrorism, natural disasters, government action, armed conflict or significant market fluctuations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security will be materially different than the value that could be realized upon the sale of that security.

Premium/Discount Information

The Funds anticipate that there is likely to be differences between the daily market price on secondary markets for Shares and the Funds’ NAV. NAV is the price per share at which a Fund issues and redeems Shares, and is calculated as described in the previous section. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the NYSE Arca on which a Fund is listed for trading, as of the time the Fund’s NAV is calculated. A Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund’s Market Price is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund’s Market Price is trading below the reported NAV, expressed as a percentage of the NAV.

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Additional Notices

Other Investment Companies

For purposes of the 1940 Act, each Fund is treated as a registered investment company and the acquisition of Shares by other investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act. Registered investment companies are permitted to invest in Shares of each Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust (the “Order”), including that such registered investment companies enter into an agreement with the Trust.

Continuous Offering

The method by which Creation Units of Fund Shares are created and traded may raise certain issues under applicable federal securities laws. Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund, a “distribution,” as that term is used in the Securities Act of 1933, as amended (the “Securities Act”), may be occurring. Any individuals considered to be statutory underwriters with regard to a distribution are subject to prospectus delivery and liability provisions of the Securities Act. Therefore, broker-dealers and other persons are cautioned that some activities on their part, depending on the circumstances, may result in their being deemed participants in a distribution in a manner that could render such broker-dealers or other persons statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. Any determination of whether a person is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealer firms should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary market transactions) are generally required to deliver a prospectus. This is because the current prospectus delivery exemption in the Securities Act does not apply to these transactions. However, subject to the terms and conditions of the Order, the Trust has received an exemption from the prospectus delivery obligation in ordinary secondary market transactions, on the condition that purchasers are provided with a product description of the Shares. This exemption only exempts dealers from the prospectus delivery requirement with respect to ordinary secondary market transactions on the NYSE Arca and does not exempt dealers from the prospectus delivery requirement where a dealer’s activities would render the dealer a statutory underwriter. Certain other requirements must also be satisfied with regard to delivery of prospectuses to exchange members in transactions on a national securities exchange. For more information, see “Exchange Listing and Trading/Continuous Offering” in the SAI.

Counsel and Independent Registered Public Accounting Firm

Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania, serves as legal counsel to the Trust.

Ernst & Young LLP, Two Commerce Square, Suite 4000, 2001 Market Street, Philadelphia, PA 19103-7096, serves as independent registered public accounting firm of the Trust. Ernst & Young LLP audits the Funds’ financial statements and performs other related audit services.

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If you want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports

Additional information about each Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders. As of the date of this prospectus, annual and semi-annual reports are not yet available because the Funds have not commenced operations.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus (i.e., it is legally considered a part of this prospectus).

You may obtain free copies of the Funds’ annual and semi-annual reports and the SAI by contacting the Funds directly at 1-877-738-8870. The SAI and shareholder reports will also be available on the Funds’ website, www.revenuesharesetfs.com.

You may review and copy information about the Funds, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You may obtain information about the operations of the SEC’s Public Reference Room by calling the SEC at 1-202-551-8090. You may get copies of reports and other information about the Funds:

  For a fee, by electronic request at publicinfo @ sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C.
  20549-0102; or
  Free from the EDGAR Database on the SEC’s Internet website at: http://www.sec.gov.

RevenueShares ETF Trust

RevenueShares S&P 500® Consumer Discretionary Sector Fund
RevenueShares S&P 500® Consumer Staples Sector Fund
RevenueShares S&P 500® Energy Sector Fund
RevenueShares S&P 500® Financials Sector Fund
RevenueShares S&P 500® Health Care Sector Fund
RevenueShares S&P 500® Industrials Sector Fund
RevenueShares S&P 500® Information Technology Sector Fund
RevenueShares S&P 500® Materials Sector Fund
RevenueShares S&P 500® Utilities Sector Fund

Prospectus

July [ ], 2008

RevenueShares ETF Trust Investment Company Act File No. 811-21993

RevenueShares ETF Trust

Statement of Additional Information

July [__], 2008

RevenueShares ETF Trust (the “Trust”) is an open-end management investment company that currently offers shares in twelve separate and distinct series, representing separate portfolios of investments (each individually referred to as a “Fund,” and collectively referred to as the “Funds”). Each Fund has its own investment objective. The twelve Funds are:

RevenueShares Large Cap Fund
 RevenueShares Mid Cap Fund
RevenueShares Small Cap Fund
RevenueShares S&P 500® Consumer Discretionary Sector Fund
RevenueShares S&P 500® Consumer Staples Sector Fund
     RevenueShares S&P 500® Energy Sector Fund
 RevenueShares S&P 500® Financials Sector Fund
RevenueShares S&P 500® Health Care Sector Fund
 RevenueShares S&P 500® Industrials Sector Fund
RevenueShares S&P 500® Information Technology Sector Fund
 RevenueShares S&P 500® Materials Sector Fund
RevenueShares S&P 500® Utilities Sector Fund

VTL Associates, LLC (“VTL” or “Management”) serves as the investment adviser to each Fund. Mellon Capital Management Corporation (“MCM”) serves as the sub-adviser to each Fund.

This Statement of Additional Information (“SAI”) is not a prospectus and should be read only in conjunction with the Funds’ current Prospectuses. The Prospectus relating to the RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund is dated February 19, 2008. The Prospectus relating to the RevenueShares S&P 500® Consumer Discretionary Sector Fund, RevenueShares S&P 500® Consumer Staples Sector Fund, RevenueShares S&P 500® Energy Sector Fund, RevenueShares S&P 500® Financials Sector Fund, RevenueShares S&P 500® Health Care Sector Fund, RevenueShares S&P 500® Industrials Sector Fund, RevenueShares S&P 500® Information Technology Sector Fund, RevenueShares S&P 500® Materials Sector Fund and RevenueShares S&P 500® Utilities Sector Fund is dated July [__], 2008. Copies of the Prospectuses may be obtained by calling the Trust directly at 1-877-738-8870. The Prospectuses contain more complete information about the Funds. You should read them carefully before investing.

 Not FDIC Insured. May lose value. No bank guarantee.

                                                                        TABLE OF CONTENTS

GENERAL INFORMATION ABOUT THE TRUST	3
EXCHANGE LISTING AND TRADING	3
INVESTMENT STRATEGIES	4
INVESTMENT RESTRICTIONS	7
MANAGEMENT OF THE TRUST	9
INVESTMENT ADVISORY, PRINCIPAL UNDERWRITING AND OTHER SERVICE ARRANGEMENTS	12
PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS	17
CAPITAL STOCK AND OTHER SECURITIES	18
CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS	21
TAXES	31
DETERMINATION OF NET ASSET VALUE	37
DIVIDENDS AND DISTRIBUTIONS	38
FINANCIAL STATEMENTS	38
APPENDIX A	A-1

GENERAL INFORMATION ABOUT THE TRUST

The Trust is a Delaware statutory trust organized on December 15, 2006. The Trust is a diversified, open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers shares (“Shares”) of twelve separate series, representing separate portfolios of investments. The diversified series are RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and The non-diversified series are RevenueShares S&P 500® Consumer Discretionary Sector Fund, RevenueShares S&P 500® Consumer Staples Sector Fund, RevenueShares S&P 500® Energy Sector Fund, RevenueShares S&P 500® Financials Sector Fund, RevenueShares S&P 500® Health Care Sector Fund, RevenueShares S&P 500® Industrials Sector Fund, RevenueShares S&P 500® Information Technology Sector Fund, RevenueShares S&P 500® Materials Sector Fund and RevenueShares S&P 500® Utilities Sector Fund.

The Funds offer and issue Shares at net asset value (“NAV”) only in aggregations of a specified number of Shares (each a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for (1) a portfolio of equity securities constituting a substantial replication, or representation, of the stocks included in the relevant Fund’s corresponding benchmark index (“Deposit Securities”) and (2) a small cash payment referred to as the “Cash Component.”

The Funds’ Shares are listed on the NYSE Arca, Inc. (“NYSE Arca”), and trade at market prices. The market price for a Fund’s Shares may be different from its net asset value per share (“NAV”). Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 50,000 Shares or more. In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.

The Trust reserves the right to offer a “cash” option for creations and redemptions of Fund Shares, although it has no current intention of doing so. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. See the “Creation and Redemption of Creation Unit Aggregations” section of this SAI. In each instance of such full cash creations or redemptions, the transaction fees imposed will be four times the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the U.S. Securities and Exchange Commission (the “SEC”) applicable to management investment companies offering redeemable securities.

EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of Shares of each Fund will continue to be met. The NYSE Arca may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial holders of the shares for 30 or more consecutive trading days, (ii) the value of the underlying index on which a Fund is based is no longer calculated or available, (iii) the “approximate value” of a Fund, as described in “Fund Share Trading Prices” of the Prospectus, is no longer calculated or available, or (iv) any other event shall occur or condition shall exist that, in the opinion of the

NYSE Arca, makes further dealings on the NYSE Arca inadvisable. The NYSE Arca will remove the Shares of a Fund from listing and trading upon termination of such Fund.

As in the case of other stocks traded on the NYSE Arca, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels. Negotiated commission rates only apply to investors who will buy and sell shares of the Funds in secondary market transactions through brokers on the NYSE Arca and does not apply to investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

Continuous Offering

Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to these requirements. For more detailed information see “Continuous Offering” in the Prospectus. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the NYSE Arca is satisfied by the fact that the prospectus is available at the NYSE Arca upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

INVESTMENT STRATEGIES

     In addition to the fundamental investment restrictions described below under “Investment Restrictions,” and the principal investment policies described in the Funds’ Prospectus, each Fund is subject to the following investment strategies, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval. Not every Fund will invest in all of the types of securities and financial instruments that are listed.

Cash and Short-Term Investments

A Fund may invest a portion of its assets, for cash management purposes, in short-term debt securities (including repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities, and banks and finance companies.

A Fund may invest a portion of its assets in shares issued by money market mutual funds for cash management purposes. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager pending investment of the Fund’s assets in portfolio securities.

Loans of Portfolio Securities

A Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked-to-

market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. There is also a risk that a Fund may not be able to recall securities while they are on loan in time to vote proxies related to those securities.

The Funds participate in a securities lending program under which the Funds’ custodian is authorized to lend Fund portfolio securities to qualified institutional investors that post appropriate collateral. The Funds’ custodian receives a portion of the interest earned on any reinvested collateral as an offset for the costs of the program. The Funds may use the remaining income from the program to offset other fees charged by the Funds’ custodian and its affiliates, including administration and transfer agency fees.

Borrowing

Pursuant to Section 18(f)(1) of the 1940 Act, a Fund may not issue any class of senior security or sell any senior security of which it is the issuer, except that a Fund shall be permitted to borrow from any bank so long as immediately after such borrowings, there is an asset coverage of at least 300% and that in the event such asset coverage falls below this percentage, the Fund shall reduce the amount of its borrowings, within 3 days, to an extent that the asset coverage shall be at least 300%.

Illiquid Securities

A Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

Repurchase Agreements

When a Fund enters into a repurchase agreement, it purchases securities from a bank or broker-dealer, which simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund.

Futures

Each Fund may enter into futures contracts. When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

When a Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as the “initial margin.” This amount is maintained either with the futures commission merchant or in a segregated account at the Funds’ custodian bank. Thereafter, a “variation margin” may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract. A Fund also may effect futures transactions through futures commission merchants that are affiliated with VTL, MCM or the Fund in accordance with procedures adopted by the Board. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

Investment Company Securities

Securities of other investment companies may be acquired by a Fund to the extent that such purchases are consistent with the Fund’s investment objective and restrictions and are permitted under the 1940 Act. The 1940 Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund’s total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of a Fund’s total assets will be invested in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund. Certain exceptions to these limitations may apply, and the Funds may also rely on any future applicable SEC rules or orders that provide exceptions to these limitations. As a shareholder of another investment company, a Fund would bear, along with other shareholders, the Fund’s pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the expenses that a Fund would bear in connection with its own operations.

Segregated Assets

When engaging in (or purchasing) options, futures or other derivative transactions, a Fund will cause its custodian to earmark on the custodian’s books cash, U.S. government securities or other liquid portfolio securities, which shall be unencumbered and marked-to-market daily. (Any such assets and securities designated by the custodian on its records are referred to in this SAI as “Segregated Assets.”) Such Segregated Assets shall be maintained in accordance with pertinent positions of the SEC.

Asset Diversification Rebalancing

In order to ensure that each Fund qualifies as a regulated investment company under the Internal Revenue Code, each RevenueShares Index is subject to the following asset diversification requirements: (i) the weighted value of any single constituent security measured on the last day of a calendar quarter may not exceed 24.99% of the total value of its respective RevenueShares Index; and (ii) with respect to 50% of the total value of the RevenueShares Index, the weighted value of the constituent securities must be diversified so that no single constituent security measured on the last day of a calendar quarter represents more than 4.99% of the total value of its respective RevenueShares Index.

Rebalancing the RevenueShares Indexes to meet asset diversification requirements will be the responsibility of the Funds’ index provider, Standard and Poors®. If shortly prior to the last business day of any calendar quarter (a “Quarterly Qualification Date”), a constituent security (or two or more constituent securities) approaches the maximum allowable value limits set forth above (the “Asset Diversification Limits”), the percentage that such constituent security (or constituent securities) represents in a RevenueShares Index will be reduced and the weighted value of such constituent security (or constituent securities) will be redistributed across the constituent securities that do not closely approach the Asset Diversification Limits in accordance with the following methodology: First, each constituent security that exceeds 24% of the total value of the RevenueShares Index will be reduced to 23% of the total value of the RevenueShares Index and the aggregate amount by which all constituent securities exceed 24% will be redistributed equally across the remaining constituent securities that represent less than 23% of the total value of the RevenueShares Index. If as a result of this redistribution, another constituent security then exceeds 24%, the redistribution will be repeated as necessary. Second, with respect to the 50% of the value of the RevenueShares Index accounted for by the lowest weighted constituent securities, each constituent security that exceeds 4.8% of the total value of the RevenueShares Index will be reduced to 4.6% and the aggregate amount by which all constituent securities exceed 4.8% will be distributed equally across all remaining constituent securities that represent less than 4.6% of the total value of the RevenueShares Index. If as a result of this redistribution another constituent securities that did not previously exceed 4.8% of the RevenueShares Index value then exceeds 4.8%, the redistribution will be repeated as necessary until at least 50% of the value of the RevenueShares Index is accounted for by constituent securities representing no more than 4.8% of the total value of the RevenueShares Index. If necessary, this reallocation process may take place more than once prior to a Quarterly Qualification Date to ensure that the RevenueShares Index and its corresponding Fund conform to the requirements for qualification as a regulated investment company under the Internal Revenue Code.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental policies and may not be changed as to a Fund without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. Except with respect to borrowing, and unless otherwise indicated, all percentage limitations listed below apply to a Fund only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage that results from a relative change in values or from a change in a Fund’s total assets will not be considered a violation. Each Fund may not:

(i)	Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

(ii)	Act as an underwriter, except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

(iii)	Make loans if, as a result, more than 33S% of its total assets would be lent to other persons, including other investment companies to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder which may be adopted, granted or issued by the SEC. This limitation does not apply to (i) the lending of portfolio securities, (ii) the purchase of debt securities, other debt instruments, loan participations and/or engaging in direct corporate loans in accordance with its investment goals and policies, and (iii) repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan.

(iv)	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein and (ii) making, purchasing or selling real estate mortgage loans.

(v)	Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) engaging in transactions involving currencies and futures contracts and options thereon, or (ii) investing in securities or other instruments that are secured by physical commodities.

(vi)	Issue senior securities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

(vii)	Invest 25% or more of the Fund’s net assets in securities of issuers in any one industry or group of industries (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies), except that a Fund may invest 25% or more of its net assets in securities of issuers in the same industry to approximately the same extent that the Fund’s corresponding index concentrates in the securities of a particular industry or group of industries. Accordingly, if the Fund’s corresponding index stops concentrating in the securities of a particular industry or group of industries, the Fund will also discontinue concentrating in such securities.

MANAGEMENT OF THE TRUST

The Trust is a Delaware statutory trust. Under Delaware law, the Board has overall responsibility for managing the business and affairs of the Trust. The Trustees elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Funds.

The Trustees and officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any, with VTL, are listed below. The address of each Trustee and officer of the Trust is One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, Pennsylvania 19103.

Independent Trustees

		Term of		Number of
		Office(1)		Portfolios
		and		in Fund	Other
	Position(s)	Length of	Principal	Complex(2)	Directorships
	Held with	Time	Occupation(s) During	Overseen	Held by
Name and Age	Trust	Served	Past 5 Years	by Trustee	Trustee

Vincent DiStefano	Trustee	Since	Orthopaedic Surgeon	12	None
(69)		2006	since 1970.

Lawrence A. Goldberg	Trustee	Since	Attorney since 1972.	12	None
(68)		2006

James C. McAuliffe	Trustee	Since	Retired. Police Officer	12	None
(56)		2006	from 1971 to 2004.

Christian W. Myers, III	Trustee	Since	Firefighter from 1976	12	None
(56)		2006	to present.

John J. Kolodziej	Trustee	Since	Director of Finance, St.	12	None
(52)		2007	Francis Medical Center,
			from 2002 to present.

Interested Trustee

		Term of		Number of
		Office(1)		Portfolios
		and		in Fund	Other
	Position(s)	Length of	Principal	Complex(2)	Directorships
	Held with	Time	Occupation(s) During	Overseen	Held by
Name and Age	Trust	Served	Past 5 Years	by Trustee	Trustee

Vincent T. Lowry(3)	Chairman	Since	Chief Executive	12	None
(57)	and Trustee;	2006	Officer, VTL, from
	President		2004 to present;
			Managing Director,
			Smith Barney, Inc.
			from 1984 to 2004.

(1)	Each Trustee holds office for an indefinite term.

(2)	The “Fund Complex” consists of the Trust, which consists of twelve Funds.

(3)	Mr. Lowry is considered to be an “interested person” of the Trust as defined in the 1940 Act, due to his relationship with VTL, the Funds’ investment adviser.

Officers The officers of the Trust not named above are:

Term of
Office(1)
	Position(s)	and Length
Name and	Held with	of Time
Age	the Trust	Served	Principal Occupation(s) During Past 5 Years

Christopher C. Lanza(2)	Treasurer	Since 2007	Director, ETF Services, Foreside Fund Services, LLC,
(46)			2007 to present; Vice President, Citigroup, from 2004 to
2007; Director, CMB Global Solutions, from 2000 to
2004.

David M. Whitaker(2)	Chief	Since 2007	Counsel, Foreside Financial Group, LLC, from 2007 to
(36)	Compliance		present; Managing Member, Beacon Fund Services
	Officer		(consulting), from 2007 to present; Vice President,
Citigroup Fund Services, from 2004 to 2007; Assistant
Counsel, PFPC, Inc., from 2000 to 2004.

Jennifer Folgia	Secretary	Since 2006	Operations Manager, VTL, from 2004 to present; Sales
(35)			Assistant, Smith Barney, Inc., from 1994 to 2004.

(1)	Officers of the Trust are elected by the Trustees and serve at the pleasure of the Board.

(2)	Mr. Lanza and Mr. Whitaker are affiliated persons of Foreside Financial Group, LLC, the principal underwriter to the Funds.

Share Ownership

As of December 31, 2007, the Independent Trustees did not own any securities issued by VTL, Foreside Financial Group, LLC (“Foreside” or the “Distributor”), MCM, or any company controlling, controlled by, or under common control with VTL, the Distributor or MCM. As of December 31, 2007, none of the Trust’s Trustees or officers owned outstanding Shares of any of the Funds.

Trustees’ Compensation

		Pension or	Total
	Annual	Retirement	Compensation
	Aggregate	Benefits Accrued	From the Trust and
	Compensation	As Part of Fund	Fund Complex
Name	From the Trust*	Expenses*	Paid to Trustees*
Independent Trustees
Vincent DiStefano, Trustee	$5,000	None	$5,000
Lawrence A. Goldberg, Trustee	$5,000	None	$5,000
James C. McAuliffe, Trustee	$5,000	None	$5,000
Christian W. Myers, III, Trustee	$5,000	None	$5,000
John J. Kolodziej	$5,000	None	$5,000
Interested Trustee
Vincent T. Lowry, Chairman and	None	None	None
Trustee

* These figures represent estimates for the Trust’s current fiscal year, which will end on June 30, 2008.

No officer of the Trust who is also an officer or employee of VTL receives any compensation from the Trust for services to the Trust. The Trust pays each Trustee who is not affiliated with VTL $1,000 for each meeting in-person meeting attended and $250 for each special telephonic meeting attended. The Trust also reimburses each Trustee and officer for out-of-pocket expenses incurred in connection with travel to and attendance at Board meetings.

Board Committees

Audit Committee. The Audit Committee is composed of all of the Independent Trustees. John J. Kolodziej is the Chairman of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) select, oversee and set the compensation of the Trust’s independent registered public accounting firm; (ii) oversee the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; (iii) oversee the quality and objectivity of each Fund’s financial statements and the independent audit(s) thereof; and (iv) act as a liaison between the Trust’s independent registered public accounting firm and the full Board. The Audit Committee met once during the period ended December 31, 2007.

Nominating Committee. The Nominating Committee is composed of all of the Independent Trustees. James C. McAuliffe is the Chairman of the Nominating Committee. The Nominating Committee has the responsibility, among other things, to: (i) make recommendations and consider shareholder recommendations for nominations for Board members; and (ii) periodically review independent Board member compensation. The Nominating Committee met once during the period ended December 31, 2007.

While the Nominating Committee is solely responsible for the selection and nomination of Trustee candidates, the Nominating Committee may consider nominees recommended by Fund shareholders. The Nominating Committee will consider recommendations for nominees from shareholders sent to the Secretary of the Trust, c/o VTL Associates, LLC, One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, Pennsylvania 19103. A nomination submission must include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees, as well as information sufficient to evaluate the individual’s qualifications. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Nominating Committee.

Control Persons and Principal Holders of Securities

Any person who owns beneficially, either directly or through one or more controlled companies, more than 25% of the voting securities of the Trust is presumed to control the Trust under the provisions of the 1940 Act. Note that a controlling person possesses the ability to control the outcome of matters submitted for shareholder vote of the Trust. As of [
_____], 2008, each of the following persons owned 100% of the Shares of a Fund and owned more than 25% of the outstanding Shares of the Trust. Accordingly, these persons may be deemed controlling shareholders of the Trust until additional shareholders purchase Shares.

[INFORMATION TO BE PROVIDED BY AMENDMENT]

INVESTMENT ADVISORY, PRINCIPAL UNDERWRITING AND OTHER SERVICE ARRANGEMENTS

Investment Adviser

VTL, a Pennsylvania limited liability company located at One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, Pennsylvania 19103, serves as the investment adviser to the Funds. Vincent T. Lowry is the majority owner, Chairman and Managing Member of VTL. VTL is registered as an investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”) with the SEC.

VTL provides investment advisory services to each Fund pursuant to the Investment Advisory Agreement dated October 12, 2007, between the Trust and VTL (the “Advisory Agreement”), as amended ______, 2008. Pursuant to the Advisory Agreement, the Trust employs VTL generally to manage the investment and reinvestment of the assets of the Funds. Pursuant to the Advisory Agreement, each Fund pays VTL a fee for managing the Fund’s investments that are calculated as a percentage of the Fund’s assets under management. The table below provides the total advisory fee payable by each Fund:

Fund	Advisory Fee
RevenueShares Large Cap Fund	0.45%

Fund	Advisory Fee

RevenueShares Mid Cap Fund	0.50%
RevenueShares Small Cap Fund	0.50%
RevenueShares S&P 500® Consumer Discretionary Sector Fund	0.45%
RevenueShares S&P 500® Consumer Staples Sector Fund	0.45%
RevenueShares S&P 500® Energy Sector Fund	0.45%
RevenueShares S&P 500® Financials Sector Fund	0.45%
RevenueShares S&P 500® Health Care Sector Fund	0.45%
RevenueShares S&P 500® Industrials Sector Fund	0.45%
RevenueShares S&P 500® Information Technology Sector Fund	0.45%
RevenueShares S&P 500® Materials Sector Fund	0.45%
RevenueShares S&P 500® Utilities Sector Fund	0.45%

Sub-Adviser

MCM, located at 50 Freemont Street, Suite 3900, San Francisco, CA 94105, serves as the sub-adviser for each Fund. MCM is responsible for facilitating the appropriate trading, rebalancing the portfolios and providing cash management services to the Funds. VTL pays MCM for providing sub-advisory services for each Fund at an annual rate of 0.08% of the Fund’s average daily net assets up to $75 million, 0.06% on the next $50 million and 0.03% on the excess.

Portfolio Managers

Compensation of Portfolio Managers and Other Accounts Managed.

For his services as a portfolio manager of the Funds and other accounts, Mr. Lowry receives an annual salary from VTL. Set forth below is information regarding the other accounts for which Mr. Lowry has day-to-day portfolio management responsibilities, as of [__], 2008. In addition to the Funds, Mr. Lowry manages:

	Total Accounts		Accounts with Performance Fees
Other Accounts	Number	Assets	Number	Assets

Registered Investment Companies	[0]	$ [0]	[0]	$[ 0]
Other Pooled Investment Vehicles	[0]	$ [0]	[0]	$ [0]
Other Accounts	[13]	$ [993.4 million]	[5]	$ [492.6 million]

MCM portfolio managers responsible for managing mutual funds are generally eligible for compensation consisting of base salary, bonus, and payments under the BNY Advisor’s long-term incentive compensation program. All compensation is paid by MCM and not by the mutual funds. The same methodology described below is used to determine portfolio manager compensation with respect to the management of mutual funds and other accounts.

Mutual fund portfolio managers are also eligible for the standard retirement benefits and health and welfare benefits available to all employees. Certain portfolio managers may be eligible for additional retirement benefits under several supplemental retirement plans to restore dollar-for-dollar the benefits of management employees that had been cut back solely as a result of certain limits due to the tax laws. These plans are structured to provide the same retirement benefits as the standard retirement benefits. In addition, mutual fund portfolio managers whose compensation exceeds certain limits may elect to defer a portion of their salary and/or bonus under The Bank of New York Mellon Corporation deferred compensation plan.

A portfolio manager’s base salary is determined by the manager’s experience and performance in the role, taking into account the ongoing compensation benchmark analyses. A portfolio manager’s base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs.

A portfolio manager’s bonus is determined by a number of factors. One factor is performance of the mutual fund gross of fees relative to expectations for how the mutual fund should have performed, given its objectives, policies, strategies and limitations, and the market environment during the measurement period. Additional factors include the overall financial performance of the company, the performance of all accounts (relative to expectations) for which the portfolio manager has responsibility, the portfolio manager’s contributions to the investment management functions within the sub-asset class, contributions to the development of other investment professionals and supporting staff, and overall contributions to strategic planning and decisions for the investment management group. The target bonus is expressed as a percentage of base salary. The actual bonus paid may be more or less than the target bonus, based on how well the portfolio manager satisfies the objectives stated above. The bonus is paid on an annual basis.

Under the long-term incentive compensation program, certain portfolio managers are eligible to receive a payment from the company’s long-term incentive compensation plan based on their years of service, job level and, if applicable, management responsibilities. Each year, a portion of the firm’s profits is allocated to the long-term incentive compensation award. The annual awards are paid after three years.

In addition to the Funds, Ms. Krisko manages:

	Total Accounts		Accounts with Performance Fees

Other Accounts	Number	Assets	Number	Assets

Registered Investment Companies	[87]	$ [7.10 billion]	[0]	$ [0]
Other Pooled Investment Vehicles	[16]	$ [6.10 billion]	[0]	$ [0]
Other Accounts	[42]	$ [10.10 billion]	[0]	$ [0]

Description of Material Conflicts of Interest. Because the portfolio managers manage multiple portfolios for multiple clients, the potential for conflicts of interest exists. Each portfolio manager generally manages portfolios having substantially the same investment style as the Funds. However, the portfolios managed by a portfolio manager may not have portfolio compositions identical to those of the Funds managed by the portfolio manager due, for example, to specific investment limitations or guidelines present in some portfolios or accounts, but not others. The portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. A portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Funds, or make investment decisions that are similar to those made for the Funds, both of which have the potential to adversely impact the Funds depending on market conditions. For example, a portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the advisory fees paid by the Funds, which can cause potential conflicts in the allocation of investment opportunities between the Funds and the other accounts. However, the compensation structure for portfolio managers does not provide incentive to favor one account over another because that part of a manager’s bonus based on performance is not based on the performance of one account to the exclusion of others. There are many other factors considered in determining the portfolio manager's bonus and there is no formula that is applied to weight the factors listed (see “Compensation of Portfolio Managers and Other Accounts Managed”). In addition, current trading practices do not allow MCM to intentionally favor one portfolio over another as trades are executed as trade orders are received. Portfolio’s rebalancing dates also generally vary between fund families. Program trades created from the portfolio rebalance are executed at market on close.

Portfolio Managers’ Ownership of Shares of the Funds. [As of [________], 2008, none of the portfolio managers owned Shares of the Funds.]

Administrator and Fund Accountant

The Bank of New York (“BNY”) serves as Administrator and Fund Accountant for the Funds. Its principal address is One Wall Street, New York, New York 10286. Under the Fund Administration and Accounting Agreement with the Trust, BNY provides necessary administrative, tax, accounting services and financial reporting for the maintenance and operations of the Trust and each Fund. In addition, BNY makes available the office space, equipment, personnel and facilities required to provide such services. As compensation for the foregoing services, BNY receives certain out of pocket costs, transaction fees and asset based fees, which are accrued daily and paid monthly by the Trust. The Trust did not pay BNY for any administrative services for the three years ending December 31, 2007.

Custodian and Transfer Agent

BNY also serves as custodian for the Funds pursuant to a Custody Agreement. Under the Custody Agreement with the Trust, BNY maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps the accounts and records related to these services, and provides other services. BNY is required, upon the order of the Trust, to deliver securities held by BNY and to make payments for securities purchased by the Trust for each Fund. As compensation for the foregoing services, BNY receives certain out of pocket costs, transaction fees and asset based fees, which are accrued daily and paid monthly by the Trust.

Pursuant to a Transfer Agency and Services Agreement with the Trust, BNY acts as transfer agent for each Fund’s authorized and issued Shares, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, BNY receives certain out of pocket costs, transaction fees and asset based fees, which are accrued daily and paid monthly by the Trust.

Distributor

The Distributor, located at Two Portland Square, Portland, Maine 04101, is the principal underwriter of the Funds’ Shares and distributes Fund Shares pursuant to a Distribution Agreement. Shares are continuously offered for sale by each Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading “Creation and Redemption of Creation Unit Aggregations.” The Distributor has no obligation to sell any specific quantity of Fund Shares. The Distributor, its affiliates and officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust or the Funds.

Financial Intermediary Wholesaler

Pacer Financial Inc. (“Pacer”), located at 16 Industrial Boulevard, Suite 201, Paoli, PA 19301, serves as a third-party wholesaler to the Funds. Pursuant to a contractual revenue-sharing arrangement with VTL, Pacer is primarily responsible for promoting the sale of Shares through broker/dealers, financial advisers, and other financial intermediaries. VTL compensates Pacer from its own resources, including profits from advisory fees received from the Funds.

Calculation Agent

Standard and Poors®, located at 55 Water Street, New York, NY 10041, serves as calculation agent for the RevenueShares Indexes. Standard and Poors® has entered into a contractual agreement with VTL under which Standard and Poors® will be primarily responsible for Index maintenance, calculation, dissemination and reconstitution activities. VTL compensates Standard and Poors® from its own resources, including profits from advisory fees received from the Funds.

Other Service Providers

Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, located at Two Portland Square, Portland, Maine 04101, provides a Chief Compliance Officer and an Anti-Money Laundering Officer as well as certain additional compliance support functions under a Compliance Services Agreement. Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, located at Two Portland Square, Portland, Maine 04101, provides a Principal Financial Officer to the Trust under a PFO/Treasurer Agreement. As compensation for the foregoing services, FCS and FMS receive certain out of pocket costs, fixed and asset-based fees, which are accrued daily and paid monthly by the Funds.

Rule 12b-1 Plan

The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) to compensate persons who provide certain marketing or distribution-related services for the Funds. The Plan provides for payments at an annual rate of 0.25% of each Fund’s average daily net assets.

Under the Plan and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

The Plan was adopted in order to permit the implementation of each Fund’s method of distribution. However, no such fee is currently charged to the Funds, and there are no plans in place to impose such a fee.

Independent Registered Public Accounting Firm

Ernst & Young LLP, Two Commerce Square, Suite 4000, 2001 Market Street, Philadelphia, PA 19103-7096, the Trust’s independent registered public accounting firm, examines each Fund’s financial statements and may provide other audit, tax and related services, subject to approval by the Audit Committee when applicable.

Counsel

Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, MCM relies upon its experience and knowledge regarding commissions generally charged by various brokers. The sale of Fund Shares by a broker-dealer is not a factor in the selection of broker-dealers.

In seeking to implement the Trust’s policies, MCM effects transactions with those brokers and dealers that they believe provide the most favorable prices and are capable of providing efficient executions. MCM does not currently participate in soft dollar transactions with respect to the Funds.

MCM assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by a Fund and one or more other investment companies or clients supervised by MCM are considered at or about the same time, transactions in such securities may be allocated among the Fund, the several investment companies and clients in a manner deemed equitable to all by MCM. In some cases, this procedure could have a detrimental effect on the price or volume of a security purchased or sold for the Funds. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.

Portfolio Holding Disclosure Policies and Procedures

The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings. The Board of Trustees of the Trust must approve all material amendments to this policy. The Funds’ portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the NYSE Arca via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of each Fund.

Proxy Voting Policy

The Board has delegated to MCM the responsibility to vote proxies with respect to the portfolio securities held by the Funds. MCM has adopted policies and procedures with respect to voting proxies relating to securities held in client accounts for which it has discretionary authority. Information on how MCM voted proxies on behalf of the Funds relating to portfolio securities during the most recent 12-month (or shorter, as applicable) period ended June 30 may be obtained (i) without charge, upon request, through the Funds’ website at www.revenuesharesetfs.com; and (ii) on the SEC’s website at http://www.sec.gov or the EDGAR database on the SEC’s website. Proxy voting policies for MCM are included as Appendix A to this SAI.

Codes of Ethics

Pursuant to Rule 17j-1 under the 1940 Act, the Board of Trustees has adopted a joint Code of Ethics for the Trust and VTL and approved The Bank of New York Mellon Corporation’s Code of Conduct and Personal Securities Trading Policy that govern MCM (collectively the “Codes”). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from any person’s employment activities and that actual and potential conflicts of interest are avoided. The Codes apply to the personal investing activities of certain individuals employed by or associated with the Trust, VTL or MCM (“Access Persons”). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that may be purchased or held by a Fund. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC, and are available to the public.

CAPITAL STOCK AND OTHER SECURITIES

Each Fund is authorized to issue an unlimited number of Shares of beneficial interest without par value. Each Share of beneficial interest represents an equal proportionate interest in the assets and liabilities of the Fund and has identical voting, dividend, redemption, liquidation and other rights and preferences as the other Shares of the Fund.

Under Delaware law, the Trust is not required to, and the Trust does not presently intend to, hold regular annual meetings of shareholders. Meetings of the shareholders of one or more of the Funds may be held from time to time to consider certain matters, including changes to a Fund’s fundamental investment policies, changes to the Management Agreement and the election of Trustees when required by the 1940 Act.

When matters are submitted to shareholders for a vote, shareholders are entitled to one vote per Share with proportionate voting for fractional Shares. The Shares of a Fund do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have authority, from time to time, to divide or combine the Shares of the Fund into a greater or lesser number of Shares so affected. In the case of a liquidation of a Fund, each shareholder of the Fund will be entitled to share, based upon the shareholder’s percentage ownership, in the distribution of assets, net of liabilities, of the Fund. No shareholder is liable for further calls or assessment by a Fund.

On any matter submitted to a vote of the shareholders, all Shares shall vote in the aggregate without differentiation between the Shares of the separate Funds or separate classes, if any, provided that (i) with respect to any matter that affects only the interests of some but not all Funds, then only the Shares of such affected Funds, voting separately, shall be entitled to vote on the matter, (ii) with respect to any matter that affects only the interests of some but not all classes, then only the Shares of such affected classes, voting separately, shall be entitled to vote on the matter; and (iii) notwithstanding the foregoing, with respect to any matter as to which the 1940 Act or other applicable law or regulation requires voting by Fund or by class, then the Shares of the Trust shall vote as prescribed in that law or regulation.

Book Entry Only System. The following information supplements and should be read in conjunction with the section of the Prospectus entitled “Book Entry.”

DTC Acts as Securities Depository for Fund Shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”), the American Stock Exchange and the Financial Industry Regulatory Authority. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares. No Beneficial Owner shall have the right to receive a certificate representing such Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Funds held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation. The Trust issues and sells Shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form. Orders are placed in “proper form” when the orders comply with the order processing procedures identified in the Authorized Participant Agreement for creation or redemption of Shares of the Funds.

A “Business Day” is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities and Deposit or Delivery of Cash. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities—the “Deposit Securities”—per each Creation Unit Aggregation constituting a substantial replication of the stocks included in the Fund’s corresponding index (“Fund Securities”) and an amount of cash—the “Cash Component”—computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.

The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the “Deposit Amount”—an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

The Funds’ custodian, through the NSCC (discussed below), makes available on each Business Day, prior to the opening of business on the NYSE Arca (currently 9:30 a.m., Eastern Time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by VTL with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the composition of the stocks in the Fund’s corresponding index.

In addition, the Trust reserves the right to permit or require the substitution of an amount of cash—i.e., a “cash in lieu” amount—to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will be at the expense of the Fund and will affect the value of all Shares; but VTL, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect existing shareholders. The adjustments described above will reflect changes known to VTL on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Fund’s corresponding index or resulting from certain corporate actions.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the “Book Entry Only System” section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”) (discussed below). A Participating Party and DTC Participant are collectively referred to as an “Authorized Participant.” A list of existing Authorized Participants that have signed a Participant Agreement is available from the Distributor. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the NYSE Arca (“Closing Time”) (ordinarily 4:00 p.m., Eastern Time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of a Fund as next determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m. Eastern Time on the trade date. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the “Placement of Creation Orders Using Clearing Process” and the “Placement of Creation Orders Outside Clearing Process” sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Placement of Creation Orders Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by VTL and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of a Fund by no later than 11:00 a.m., Eastern Time, of the Business Day following the Transmittal Date.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Funds’ custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Funds’ custodian no later than 2:00 p.m., Eastern Time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Funds’ custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. Eastern Time and 2:00 p.m. Eastern Time, respectively, on the next Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current Deposit Securities and Cash Component. The delivery of Creation Unit Aggregations so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. (See “Creation Transaction Fee” section below).

Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 105% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”).

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern Time on such date and federal funds in the appropriate amount are deposited with the Funds’ custodian by 11:00 a.m. Eastern Time the  following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 105% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m. Eastern Time on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust and the Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Funds’ custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding Shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Funds’ custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or VTL, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Funds’ custodian, the Distributor and VTL make it, for all practical purposes, impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, VTL, MCM, BNY, the Distributor, DTC, NSCC, the Funds’ custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Funds’ custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee. Investors will be required to pay a fixed creation transaction fee, described below, regardless of the number of creations made each day. An additional charge of up to four times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for (i) creations effected outside the Clearing Process; and (ii) cash creations (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The table below provides the Standard Creation/Redemption Transaction Fee and the Maximum Creation/Redemption Transaction Fee for each Fund:

[INFORMATION TO BE ADDED BY AMENDMENT]

	Standard	Maximum
Creation/Redemption Creation/Redemption
Fund	Transaction Fee	Transaction Fee

RevenueShares Large Cap Fund	$2,500	$10,000
RevenueShares Mid Cap Fund	$2,000	$8,000
RevenueShares Small Cap Fund	$3,000	$12,000
RevenueShares S&P 500® Consumer Discretionary Sector Fund	$[____]	$[____]
RevenueShares S&P 500® Consumer Staples Sector Fund	$[____]	$[____]
RevenueShares S&P 500® Energy Sector Fund	$[____]	$[____]
RevenueShares S&P 500® Financials Sector Fund	$[____]	$[____]
RevenueShares S&P 500® Health Care Sector Fund	$[____]	$[____]
RevenueShares S&P 500® Industrials Sector Fund	$[____]	$[____]
RevenueShares S&P 500® Information Technology Sector Fund	$[____]	$[____]
RevenueShares S&P 500® Materials Sector Fund	$[____]	$[____]
RevenueShares S&P 500® Utilities Sector Fund	$[____]	$[____]

Redemption of Fund Shares in Creation Units Aggregations. Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Funds’ transfer agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation. Each Fund’s custodian, through the NSCC, makes available prior to the opening of business on the NYSE Arca (currently 9:30 a.m., Eastern Time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations. Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities—as announced on the Business Day of the request for redemption received in proper form—plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder. The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of a Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Fund. An additional variable charge for cash redemptions (when cash redemptions are available or specified) of up to four times the standard redemption transaction fee may be imposed for a Fund. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee of up to four times the fixed transaction fee for such services. The redemption transaction fees for a Fund are the same as the creation fees set forth above.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Unit Aggregations through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Funds’ transfer agent not later than 4:00 p.m. Eastern Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the relevant Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m. Eastern Time will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside the Clearing Process. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Funds’ transfer agent not later than 4:00 p.m., Eastern Time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of the Fund, which delivery must be made through DTC to the Funds’ custodian no later than 11:00 a.m. Eastern Time (for the Fund Shares), on the next Business Day immediately following such Transmittal Date (the “DTC Cut-Off-Time”) and 2:00 p.m. Eastern Time for any Cash Component, if any, owed to a Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities that are expected to be delivered within three Business Days and the Cash Redemption Amount, if any, owed to the redeeming Beneficial Owner to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust. The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Funds’ custodian according to the procedures set forth under “Determination of NAV” computed on the

Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Funds’ transfer agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Funds’ custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Funds’ custodian on such Transmittal Date. If, however, either (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the relevant Fund are delivered through DTC to the Funds’ custodian by 11:00 a.m. Eastern Time the following Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash in lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of Shares or delivery instructions.

The table below describes in further detail the placement of redemption orders outside the clearing process.

	Transmittal Date	Next Business Day	Second Business	Third Business Day
	(T)	(T+1)	Day (T+2)	(T+3)

Creation through NSCC
Standard Orders	4:00 p.m. (ET)	No action.	No action.	Creation Unit
Aggregations will be
	Order must be			delivered.

	Transmittal Date	Next Business Day	Second Business	Third Business Day
	(T)	(T+1)	Day (T+2)	(T+3)

received by the
Distributor.

Custom Orders	3:00 p.m. (ET)	No action.	No action.	Creation Unit
Aggregations will be
	Order must be			delivered.
received by the
Distributor.

Orders received after
3:00 p.m. (ET) will
be treated as standard
orders.

Creation Outside NSCC
Standard Orders	4:00 p.m. (ET)	11:00 a.m. (ET)	No action.	Creation Unit
Aggregations will be
	Order in proper form	Deposit Securities must		delivered.
	must be received by	be received by the
	the Distributor.	Fund’s account through
DTC.

2:00 p.m. (ET)

Cash Component must
be received by the
Fund’s custodian.

Standard Orders created	4:00 p.m. (ET)	11:00 a.m. (ET)	No action.	1:00 p.m. (ET)
in advance of receipt by
the Trust of all or a	Order in proper form	Available Deposit		Missing Deposit
portion of the Deposit	must be received by	Securities.		Securities are due to
Securities	the Distributor.			the Trust or the Trust
		Cash in an amount		may use cash on
		equal to the sum of (i)		deposit to purchase
		the Cash Component,		missing Deposit
		plus (ii) 105% of the		Securities.
market value of the
		undelivered Deposit		Creation Unit
		Securities.		Aggregations will be
delivered.

Custom Orders	3:00 p.m. (ET)	11:00 a.m. (ET)	No action.	Creation Unit
Aggregations will be
	Order in proper form	Deposit Securities must		delivered.
	must be received by	be received by the
	the Distributor.	Fund’s account through
DTC.

	Orders received after	2:00 p.m. (ET)
3:00 p.m. (ET) will
	be treated as standard	Cash Component must
	orders.	be received by the
Orders Custodian.

Redemption Through
NSCC
Standard Orders	4:00 p.m. (ET)	No action.	No action.	Fund Securities and
                                                                                     -29-

	Transmittal Date	Next Business Day	Second Business	Third Business Day
	(T)	(T+1)	Day (T+2)	(T+3)

Cash Redemption
	Order must be			Amount will be
	received by the			transferred.
Fund’s transfer agent.

Orders received after
4:00 p.m. (ET) will
be deemed received
on the next business
day (T+1).

Custom Orders	3:00 p.m. (ET)	No action.	No action.	Fund Securities and
Cash Redemption
	Order must be			Amount will be
	received by the			transferred.
Fund’s transfer agent.

Orders received after
3:00 p.m. (ET) will
be treated as standard
orders.

Redemption Outside of
NSCC
Standard Orders	4:00 p.m. (ET)	11:00 a.m. (ET)	No action.	Fund Securities and
Cash Redemption
	Order must be	Fund Shares must be		Amount is delivered to
	received by the	delivered through DTC		the redeeming
	Fund’s transfer agent.	to the Custodian.		beneficial owner.

	Orders received after	2:00 p.m. (ET)
4:00 p.m. (ET) will
	be deemed received	Cash Component, if
	on the next business	any, is due.
day (T+1).
*If the order is not in
proper form or the Fund
Shares are not
delivered, then the order
will not be deemed
received as of T.

Custom Orders	3:00 p.m. (ET)	11:00 a.m. (ET)	No action.	Fund Securities and
Cash Redemption
	Order must be	Fund Shares must be		Amount is delivered to
	received by the	delivered through DTC		the redeeming
	Fund’s transfer agent.	to the Fund’s custodian.		beneficial owner.

	Orders received after	2:00 p.m. (ET)
3:00 p.m. (ET) will
	be treated as standard	Cash Component, if
	orders.	any, is due.

*If the order is not in
proper form or the Fund
Shares are not
delivered, then the order
will not be deemed

Transmittal Date	Next Business Day	Second Business	Third Business Day
(T)	(T+1)	Day (T+2)	(T+3)

received as of T.

TAXES
Taxation of the Funds

Each Fund a Separate Corporation. Each Fund is treated as a separate corporation for federal income tax purposes. Losses in one Fund do not offset gains in another Fund and the requirements (other than certain organizational requirements) for qualifying for regulated investment company status as described below are determined at the Fund level rather than the Trust level.

Election to be Taxed as a Regulated Investment Company. Each Fund intends to elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code and intends to so qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. If a Fund fails to qualify as a regulated investment company, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as dividend income to the extent of such Fund’s earnings and profits.

In order to qualify as a regulated investment company for federal income tax purposes, each Fund must meet certain specific requirements, including:

     (i) A Fund must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Fund’s total assets, and, with respect to 50% of the Fund’s total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Fund’s total assets or 10% of the outstanding voting securities of the issuer;

     (ii) A Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

     (iii) A Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

Excise Tax Distribution Requirements. To avoid federal excise taxes, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. The Funds intend to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Investment in Complex Securities. The Funds may invest in complex securities (e.g., futures, options, etc.) that could be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by a Fund is treated as ordinary or capital, accelerate the recognition of income to a Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions) and defer a Fund’s ability to recognize a loss. In turn, these rules could affect the amount, timing, or character of the income distributed to you by a Fund. For example:

     Investment in Futures and Option Contracts. If a Fund invests in certain options and futures contracts, it could be required to mark-to-market these contracts and realize any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, a Fund also would be required to mark-to-market these contracts annually as of October 31 (for capital gain net income and ordinary income arising from certain foreign currency contracts), and to realize and distribute any resulting income and gains.

     Tax straddles. A Fund’s investment in options and futures contracts (or in substantially similar or related property) in connection with certain hedging transactions could cause it to hold offsetting positions in securities. If a Fund’s risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Fund could be deemed to have entered into a tax “straddle” or to hold a “successor position” that would require any loss realized by it to be deferred for tax purposes.

     Securities Lending Transactions. A Fund’s entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income, and, to the extent that debt securities are loaned, will generally not qualify as qualified interest income for foreign withholding tax purposes.

Taxation of Shareholders

Distributions of Net Investment Income. Each Fund receives income generally in the form of dividends and interest on its investments in portfolio securities. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which income dividends may be paid to you. If you are a taxable investor, any distributions by a Fund from such income (other than qualified dividends) will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional Shares. income may be taxable to you at reduced rates.

Distributions of qualified dividend

Distributions of Capital Gains. Each Fund may derive capital gain and loss in connection with sales of securities in anticipation of their removal from a Fund’s corresponding index or by reason of the application of certain tax rules such as those described above under the heading, “Investment in Futures and Option Contracts.” Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your Shares in a Fund. Any net short-term or long-term capital gain realized by a Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital. If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those Shares on which the distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

Information on the Amount and Tax Character of Distributions. The Funds will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund Shares for a full year, a Fund may designate and distribute to you, as ordinary income, qualified dividends or capital gains, and in the case of non-U.S. shareholders, a Fund may further designate and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by a Fund in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

Purchase of Shares. As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers acting in concert with each other) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to section 351 of the Internal Revenue Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Sales, Exchanges and Redemption of Fund Shares. The sale, exchange or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Shares will be treated as short-

term capital gain or loss. A loss realized on a sale or exchange of Shares of a Fund may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends distributed to you by the Fund on those Shares.

U.S. Government Securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by a Fund. Income on investments by a Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Qualified Dividend Income for Individuals. For individual shareholders, a portion of the dividends paid by a Fund may be designated as qualified dividend income eligible for taxation by individuals at long-term capital gain rates. This reduced rate generally is available for dividends paid by a Fund out of dividends earned on a Fund’s investment in stocks of domestic corporations and qualified foreign corporations.

Both a Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, a Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund Shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Fund Shares, include the day you sold your Shares but not the day you acquired these Shares.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, a Fund will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of a Fund’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

Dividends-Received Deduction for Corporations. For corporate shareholders, a portion of the dividends paid by a Fund may qualify for the corporate dividends-received deduction. The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice mailed to the Fund’s shareholders, and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Fund if the Fund were a regular corporation.

The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. The amount that a Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the Shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund Shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your Shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

Backup Withholding. By law, a Fund must withhold a portion of your taxable dividends and sales proceeds unless you:

  provide your correct social security or taxpayer identification number, certify that this number is correct,
  certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien).

A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any dividends or proceeds paid. The special U.S. tax certification requirements applicable to non-U.S. investors are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

In General. Non-U.S. investors may be subject to U.S. withholding and estate tax, and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

Income Dividends. The United States imposes a flat 30% withholding tax (or lower treaty rate) on U.S. source dividends, including on income dividends paid to you by a Fund, subject to certain exemptions for dividends designated as capital gain dividends, short-term capital gain dividends, and interest-related dividends as described below. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including any proceeds from the sale of your Fund Shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital Gain Dividends & Short-Term Capital Gain Dividends. Dividends designated by the Fund as either (i) capital gain dividends from long-term capital gains or (ii) short-term capital gain dividends (other than long- or short-term capital gains realized on disposition of U.S. real property interests) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year.

Interest-Related Dividends. Interest-related dividends designated by a Fund from qualified net interest income are not subject to U.S. withholding tax. The Fund’s qualified net interest income equals the Fund’s qualified interest income less allocable expenses. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount and (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is designated by a Fund as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of the Fund’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, a Fund may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

Further Limitations on Tax Reporting for Interest-Related Dividends and Short-Term Capital Gain Dividends for Non-U.S. Investors; Sunset Rule. It may not be practical in every case for the Fund to designate, and the Fund reserves the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends. Additionally, the Fund’s designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints. The exemption from withholding for short-term capital gain dividends and interest-related dividends designated by a Fund is effective for dividends paid with respect to taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, unless such exemption is extended or made permanent.

Other Dividends. Income dividends paid by a Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax.

Effectively Connected Income. If you hold your Fund Shares in connection with a U.S. trade or business, your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

Investment in U.S. real property. Capital gains distributions attributable to gains from U.S. real property interests (including gains from the disposition of certain U.S. real property holding corporations which may include certain REITs and certain REIT capital gain dividends) will generally be subject to United States withholding tax and may give rise to an obligation on the part of the non-U.S. shareholder to file a United States income tax return.

U.S. estate tax. An individual who, at the time of death, is a Non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit. Transfers by gift of Shares of a Fund by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

U.S tax certification rules. Special U.S. tax certification requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

This discussion of “TAXES” is not intended or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in a Fund.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Net Asset Value.”

The NAV per Share of each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees including, without limitation, the management and administration fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per Share is calculated by the Funds’ custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern Time) on each day that such exchange is open.

In computing each Fund’s NAV, the Fund’s securities holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or, in the case of the NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a regulated investment company under the Tax Code, or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of the Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners with proceeds received from a Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

FINANCIAL STATEMENTS

     The Statement of Assets and Liabilities as of February 11, 2008, and the Report of Independent Registered Public Accounting Firm, dated February 12, 2008, for RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund are incorporated herein by reference to the Trust’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008. As of the date of this Registration Statement, the remaining Series had not commenced operations, therefore no financial statements are provided. Financial statements for the remaining Series will be sent to shareholders when available.

APPENDIX A

The Trust has delegated to MCM the authority and responsibility for voting proxies on the portfolio securities held by each Fund. MCM understands that proxy voting is an integral aspect of investment management. Accordingly, proxy voting must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.

MCM, through its participation on BNY Mellon’s Proxy Policy Committee (“PPC”), has adopted a Proxy Voting Policy, related procedures, and voting guidelines which are applied to those client accounts over which it has been delegated the authority to vote proxies. In voting proxies, MCM seeks to act solely in the best financial and economic interest of the applicable client.MCM will carefully review proposals that would limit shareholder control or could affect the value of a client’s investment. It will generally oppose proposals designed to insulate an issuer’s management unnecessarily from the wishes of a majority of shareholders. It will generally support proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors and otherwise achieve long-term goals. On questions of social responsibility where economic performance does not appear to be an issue, MCM will attempt to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management’s efforts to address the proposal including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The PPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take actions on issues.

MCM recognizes its duty to vote proxies in the best interests of its clients. Adviser seeks to avoid material conflicts of interest through its participation in the PPC, which applies detailed, pre-determined proxy voting guidelines (the “Voting Guidelines”) in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, MCM and its affiliates engage a third party as an independent fiduciary to vote all proxies for BNY Mellon securities and affiliated mutual fund securities.

All proxy voting proposals are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. These guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized under the Voting Guidelines will be voted in accordance with any applicable guidelines or referred to the PPC, if the applicable guidelines so require. Proposals that cannot be categorized under the Voting Guidelines will be referred to the PPC for discussion and vote. Additionally, the PPC may review any proposal where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, Adviser weighs the cost of voting, and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote.

In evaluating proposals regarding incentive plans and restricted stock plans, the PPC typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the PPC evaluates whether the cost is reasonable based on a

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number of factors, including industry classification and historical performance information. The PPC generally votes against proposals that permit the repricing or replacement of stock options without shareholder approval or that are silent on repricing and the company has a history of repricing stock options in a manner that the PPC believes is detrimental to shareholders.

MCM will furnish a copy of its Proxy Voting Policy, any related procedures, and its Voting Guidelines to each advisory client upon request. Upon request, Adviser will also disclose to an advisory client the proxy voting history for its account after the shareholder meeting has concluded.

A complete copy of the Proxy Policy may be obtained by writing to: Diane Leake at 500 Grant Street, Suite 4200, Pittsburgh, PA 15258. The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the period from July 1 of one year through June 30 of the next and to file N-PX with the SEC no later than August 31 of each year. The Funds’ Form N-PX for the period ending June 30, 2008 will be available through the Trust’s website at www.revenuesharesetfs.com. The Funds’ Form N-PX will also be available on the SEC’s website at www.sec.gov.

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PART C OTHER INFORMATION

Item 23. Exhibits. The following exhibits are attached, except as noted:

(a)	Articles of Incorporation.

	(1)	Second Amended and Restated Agreement and Declaration of Trust (October 12, 2007) is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

	(2)	Certificate of Trust (December 11, 2006) is incorporated herein by reference to the Registrant's Initial Registration Statement on Form N-1A as filed with the SEC via EDGAR on December 20, 2006.

	(3)	Certificate of Amendment to the Certificate of Trust is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

(b)	By-Laws.

	(1)	Amended and Restated By-Laws (October 12, 2007) is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

(c)	Instruments Defining Rights of Security Holders.

	(1)	Second Amended and Restated Agreement and Declaration of Trust. Articles III and V of the Second Amended and Restated Agreement and Declaration of Trust (October 12, 2007) is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

	(2)	Amended and Restated By-Laws. Article II of the Amended and Restated By- Laws (October 12, 2007) is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

(d)	Investment Advisory Contracts.

	(1)	Investment Advisory Agreement between the Registrant and VTL Associates, LLC is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

	(2)	Expense Limitation Letter Agreement is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

	(3)	Form of Sub-Advisory Agreement between VTL Associates, LLC and Mellon Capital Management Corporation is attached herewith as Exhibit EX-99.d.3.

(e)	Underwriting Contracts.

	(1)	Distribution Agreement between Registrant and Foreside Fund Services, LLC is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

	(2)	Form of Authorized Participant Agreement is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

(f)	Bonus or Profit Sharing Contracts.

Not applicable.

(g)	Custodian Agreements.

	(1)	Form of Custody Agreement between the Registrant and The Bank of New York is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

(h)	Other Material Contracts.

	(1)	Form of Transfer Agency and Service Agreement between the Registrant and The Bank of New York is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

	(2)	Form of Fund Administration and Accounting Agreement between the Registrant and The Bank of New York is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

	(3)	Form of Securities Lending Agreement and Guaranty between the Registrant and The Bank of New York is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

	(4)	Form of Compliance Services Agreement between the Registrant and Foreside Compliance Services, LLC is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

(5) Form of PFO/Treasurer Services Agreement between the Registrant and Foreside Management Services, LLC is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

(i)	Legal Opinion.

(1) To be filed by Amendment.

(j)	Other Opinions.

(1) Consent of Independent Registered Public Accounting Firm for the Registrant is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

(k)	Omitted Financial Statements.

Not applicable.

(l)	Initial Capital Agreements.

Not applicable.

(m)	Rule 12b-1 Plan.

(1) Registrant’s Distribution and Service Plan relating to RevenueShares Large Cap, Mid Cap and Small Cap Funds is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

(2) 12b-1 Plan for RevenueShares S&P Sector Funds to be filed by Amendment.

(n)	Rule 18f-3 Plan.

Not applicable.

(o)	Reserved.

(p)	Codes of Ethics.

(1) Code of Ethics for Registrant and VTL Associates, LLC is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

(2) Code of Ethics for Mellon Capital Management Corporation is attached herewith as Exhibit EX-99.p.2.

(3) Code of Ethics for Foreside Fund Services, LLC is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

(q)	Other.

(1) Powers of Attorney (December 14, 2007) are incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

Item 24. Persons Controlled by or Under Common Control with Registrant.

None.

Item 25.

Indemnification.

Article VII of the Second Amended and Restated Agreement and Declaration of Trust (October 12, 2007), as incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant’s Second Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

(a) Indemnification of the Trustees and officers of the Registrant is provided for in Article VII of the Registrant’s Second Amended and Restated Agreement and Declaration of Trust effective October 12, 2007, as incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008;

(b) Investment Advisory Agreement between the Registrant and VTL, as provided for in Section 7 of the Agreement, as incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008;

(c) Form of Sub-Advisory Agreement between VTL and Mellon Capital Management Corporation, as provided for in Section 5 of the Agreement, as filed herewith;

(d) Distribution Agreement between the Registrant and Foreside Fund Services, LLC, as provided for in Section 6 of the Agreement, as incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008;

(e) Form of Custody Agreement, as provided for in Article III, Section 8; Article VIII, Section 1; and Appendix I, Section 10 of the Agreement, as incorporated herein by reference to the

Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008;

(f) Form of Fund Administration and Accounting Agreement, as provided for in Section 8 of the Agreement, as incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008; and

(g) Form of Transfer Agency and Services Agreement, as provided for in Section 5 of the Agreement, as incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

Item 26. Business and Other Connections of Investment Adviser.

Other business, profession, vocation or employment of a substantial nature in which each director, partner or principal officer of each Investment Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

VTL Associates, LLC (the “Adviser”)

The Adviser is the investment adviser to each of the Registrant’s series, which currently consist of: RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund (each a “Fund” and collectively, the “Funds”). The principal business address of the Adviser is One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, PA 19103. The Adviser is an investment adviser registered under the Investment Advisers Act of 1940 (the “Advisers Act”). Additional information as to the Adviser and the members and officers of the Adviser is included in the Adviser’s Form ADV filed with the Commission (File No. 801-63618), which is incorporated herein by reference and sets forth the officers and members of the Adviser and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and members during the past two years.

Mellon Capital Management Corporation

Mellon Capital Management Corporation, a subsidiary of The Bank of New York Mellon Corporation, is a sub-adviser to each of the Funds. The principal business address of Mellon Capital Management Corporation is 50 Fremont Street, Suite 3900, San Francisco, CA 94105. Mellon Capital Management Corporation is an investment adviser registered under the Advisers Act. Additional information as to Mellon Capital Management Corporation and the directors and officers of Mellon Capital Management Corporation is included in Mellon Capital Management Corporation’s Form ADV filed with the Commission (File No. 801-19785), which is incorporated herein by reference and sets forth the officers and directors of Mellon Capital Management Corporation and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 27.

Principal Underwriters.

(a)	Foreside Fund Services, LLC (“Foreside”) also acts as principal underwriter of shares of the following other companies:

American Beacon Funds American Beacon Mileage Funds American Beacon Select Funds Henderson Global Funds Ironwood Series Trust Bridgeway Funds, Inc.

Monarch Funds

Century Capital Management Trust Sound Shore Fund, Inc.

Forum Funds Hirtle Callahan Trust

Central Park Group Multi-Event Fund The CNL Funds

PMC Funds, Series of the Trust for Professional Managers SPA ETF Trust FocusShares Trust The Japan Fund, Inc.

Wintergreen Fund, Inc.

(b)	Information with respect to each officer and director of the principal underwriter and the Registrant is provided below. Unless otherwise noted, the principal business address of each officer and director of Foreside is Two Portland Square, Portland, Maine 04101.

	Name and		Positions and
	Principal Business	Positions and Offices with	Offices with
	Address	Underwriter	Registrant

	Mark S. Redman	President	None

	Nanette K. Chern	Vice President, Secretary &	None
Chief Compliance Officer

	Richard J. Berthy	Vice President & Treasurer	None

	Mark A. Fairbanks	Vice President, Assistant	None
Secretary & Deputy Chief
Compliance Officer

(c) Not applicable.

Item 28.	Location of Accounts and Records.

All accounts and records required to be maintained by Section 31(a) of the Investment Company
Act of 1940 and the rules under that section are maintained at One Commerce Square, 2005
Market Street, Suite 2020, Philadelphia, Pennsylvania 19103 and One Wall Street, New York,
New York 10286.

Item 29.

Management Services. None.

Item 30.

Undertakings.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 25, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 4th day of June, 2008.

REVENUESHARES ETF TRUST

By:	/s/ Vincent T. Lowry
Vincent T. Lowry President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title		Date

/s/ Vincent T. Lowry	Chairman and Trustee			June 4, 2008
Vincent T. Lowry

/s/ Vincent DiStefano*	Trustee			June 4, 2008
Vincent DiStefano

/s/ Lawrence A. Goldberg*	Trustee			June 4, 2008
Lawrence A. Goldberg

/s/ James C. McAuliffe*	Trustee			June 4, 2008
James C. McAuliffe

/s/ Christian W. Myers, III*	Trustee			June 4, 2008
Christian W. Myers, III

/s/ John J. Kolodziej*	Trustee			June 4, 2008
John J. Kolodziej

/s/ Christopher C. Lanza	Treasurer			June 4, 2008
Christopher C. Lanza

	*By:	/s/ Vincent T. Lowry
Vincent T. Lowry
as Attorney-in-Fact for
each of the persons indicated
(Pursuant to Powers of Attorney filed herewith)

SECURITIES AND EXCHANGE COMMISSION WASHINGTON, DC 20549

EXHIBITS TO FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

INDEX TO EXHIBITS
(REVENUESHARES ETF TRUST N-1A)

Exhibit Number	Description

EX-99.d.3	Form of Sub-Advisory Agreement between VTL
Associates, LLC and Mellon Capital Management
Corporation
EX-99.p.2	Code of Ethics for Mellon Capital Management
Corporation